UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22648
Aspiriant Trust
(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025
 (Address of principal executive offices) (Zip code)
Robert J. Francais
Aspiriant Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025
 (Name and address of agent for service)
Registrant's telephone number, including area code:
(310) 806-4000
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2024
Item 1. Report to Stockholders.
The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Aspiriant Risk-Managed Municipal Bond Fund
RMMBX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Aspiriant Risk-Managed Municipal Bond Fund ("Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://aspiriantfunds.com/. You can also request this information by contacting us at 1-877-997-9971.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Municipal Bond Fund (RMMBX)	$16	0.32%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,304,206,851
Total number of portfolio holdings	949
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.  Interest rate presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
iShares National Muni Bond ETF	11.1%
MacKay Municipal Opportunities Fund, LP	7.2%
MacKay Municipal Credit Opportunities Fund, LP	2.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	0.4%
City of New York, 5.25%, 03/1/2053, Call 03/1/2034	0.4%
Illinois Finance Authority, 5.25%, 05/15/2048, Call 05/15/2033	0.4%
Port Authority of New York & New Jersey, 5.00%, 10/15/2041, Call 10/15/2025	0.4%
Port of Portland Airport Revenue, 5.25%, 07/1/2049, Call 07/1/2034	0.3%
Port Authority of New York & New Jersey, 5.00%, 12/1/2048, Call 12/1/2033	0.3%
Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	0.3%
Asset Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.aspiriantfunds.com. You can also request this information by contacting us at 1-877-997-9971.

Aspiriant Risk-Managed Equity Allocation Fund
Advisor class/RMEAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Aspiriant Risk-Managed Equity Allocation Fund ("Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Equity Allocation Fund (Advisor class/RMEAX)	$14	0.27%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,430,097,409
Total number of portfolio holdings	185
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
GMO Quality Fund - Class VI	33.2%
RIEF Strategic Partners Fund LLC	8.6%
iShares MSCI Global Min Vol Factor ETF	6.7%
Schwab Fundamental Emerging Markets Equity ETF	6.4%
GMO Equity Dislocation Investment Fund - Class A	6.2%
AQR Large Cap Defensive Style Fund - Class R6	5.4%
Baillie Gifford Emerging Markets Equities Fund - Class K	4.1%
Viking Global Equities LP	3.7%
Microsoft Corp.	1.3%
Apple, Inc.	1.2%
Asset Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.

Aspiriant Risk-Managed Taxable Bond Fund
RMTBX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Aspiriant Risk-Managed Taxable Bond Fund ("Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/. You can also request this information by contacting us at 1-877-997-9971.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Taxable Bond Fund (RMTBX)	$13	0.26%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$315,816,287
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
Vanguard Total Bond Market Index Fund - Institutional Class	29.7%
PIMCO Income Fund - Institutional Class	14.5%
Metropolitan West Total Return Bond Fund - Plan Class	13.8%
DoubleLine Total Return Bond Fund - I Class	13.8%
GMO Emerging Country Debt Fund, Class VI	7.1%
River Canyon Total Return Bond Fund - Institutional Class	6.8%
Vanguard Long-Term Treasury ETF	5.7%
AG Direct Lending Fund IV Annex, LP	2.8%
TPG Twin Brook Capital Income Fund - I Class	2.3%
Vanguard High-Yield Corporate Fund - Admiral Shares	0.7%
Asset Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/. You can also request this information by contacting us at 1-877-997-9971.

Aspiriant Defensive Allocation Fund
RMDFX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Aspiriant Defensive Allocation Fund ("Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Defensive Allocation Fund (RMDFX)	$9	0.18%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,117,102,197
Total number of portfolio holdings	12
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
GMO Benchmark-Free Allocation Fund - Class IV	29.9%
Managed Fund/Bridgewater Fund Limited	12.9%
JPMorgan Global Allocation Fund - Class R6	10.8%
GMO Equity Dislocation Investment Fund - Class A	7.8%
Millennium International, Ltd. - Class GG	6.4%
Lazard Rathmore Alternative Fund - Class E	5.5%
iShares Gold Trust	5.4%
Elliott Associates, LP	5.3%
Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	5.1%
BlackRock Event Driven Equity Fund - Institutional Shares	5.1%
Asset Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.

(b) Not applicable.

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Included as part of the financial statements and other information filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Each, a series of Aspiriant Trust

Semi-Annual Financial Statements and Other Information

September 30, 2024

(Unaudited)

ASPIRIANT TRUST

TABLE OF CONTENTS

Please note the Financial Statements and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

2

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Schedule of Investments

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 86.4%
	CORE — 78.6%
4,817,572	DoubleLine Total Return Bond Fund - I Class	$43,502,675
4,972,750	Metropolitan West Total Return Bond Fund - Plan Class	43,511,561
4,254,814	PIMCO Income Fund - Institutional Class	45,909,440
2,079,711	River Canyon Total Return Bond Fund - Institutional Class	21,317,036
9,508,988	Vanguard Total Bond Market Index Fund - Institutional Class[1]	93,853,716
		248,094,428
	OPPORTUNISTIC — 7.8%
1,072,758	GMO Emerging Country Debt Fund, Class VI	22,334,816
411,264	Vanguard High-Yield Corporate Fund - Admiral Shares	2,270,178
		24,604,994
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost 284,385,385)	272,699,422

	EXCHANGE-TRADED FUND — 5.7%
	OPPORTUNISTIC — 5.7%
293,635	Vanguard Long-Term Treasury ETF	18,070,298
	TOTAL EXCHANGE-TRADED FUND
	(Cost 17,395,367)	18,070,298

	NON-TRADED BUSINESS DEVELOPMENT COMPANY — 2.3%
	OPPORTUNISTIC — 2.3%
287,365	TPG Twin Brook Capital Income Fund - I Class	7,319,214

	TOTAL NON-TRADED BUSINESS DEVELOPMENT COMPANY
	(Cost 7,313,120)	7,319,214

Number of Shares		Value
	PRIVATE FUND[2] — 2.8%
	OPPORTUNISTIC — 2.8%
	AG Direct Lending Fund IV Annex, LP* [3]	$8,783,075

	TOTAL PRIVATE FUND
	(Cost 6,562,912)	8,783,075

	SHORT-TERM INVESTMENT — 2.8%
8,931,638	JPMorgan Prime Money Market Fund - Institutional Shares, 4.87%[4]	8,937,890

	TOTAL SHORT-TERM INVESTMENT
	(Cost 8,933,192)	8,937,890

	TOTAL INVESTMENTS — 100.0%
	(Cost 324,589,976)	315,809,899
	Other assets less liabilities — 0.0%[5]	6,388

	TOTAL NET ASSETS — 100.0%	$315,816,287

*	Non-income producing security.

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]

The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of September 30, 2024, the aggregate fair value of these investments is $8,783,075 or 2.8% of the Fund’s net assets.

[3]	The investment was acquired on 4/8/2022. The cost is $6,562,912.

[4]	The rate is the annualized seven-day yield at period end.

[5]	Rounds to less than 0.05%.

ETF — Exchange-Traded Fund

LP — Limited Partnership

See accompanying Notes to Financial Statements.

3

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 74.1%
	ALABAMA — 2.0%
$1,715,000	Alabama Special Care Facilities Financing Authority-Birmingham, 5.00%, 11/15/2046, Call 05/15/2026	$1,742,735
375,000	Birmingham-Jefferson Civic Center Authority, 5.00%, 07/1/2048, Call 07/1/2028	387,859
	Black Belt Energy Gas District
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	2,060,274
1,000,000	4.00%, 10/1/2052, Call 09/1/2026[1]	1,009,645
1,950,000	5.25%, 02/1/2053, Call 03/1/2029[1]	2,092,367
500,000	3.80% (SIFMA Municipal Swap Index Yield+ 65 basis points), 04/1/2053, Call 07/1/2027[2]	485,502
1,000,000	5.25%, 05/1/2055, Call 06/1/2032[1]	1,102,565
1,035,000	County of Jefferson Sewer Revenue, 5.25%, 10/1/2049, Call 10/1/2033	1,127,917
	Health Care Authority for Baptist Health
1,000,000	5.00%, 11/15/2036, Call 11/15/2032	1,080,702
875,000	5.00%, 11/15/2037, Call 11/15/2032	942,958
1,000,000	Homewood Educational Building Authority, 5.50%, 10/1/2049, Call 04/1/2034	1,083,874
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[3]	1,139,847
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,538,099
1,500,000	Mobile County Industrial Development Authority, 5.00%, 06/1/2054, Call 06/20/2034[3]	1,558,419
	Southeast Alabama Gas Supply District
1,000,000	5.00%, 06/1/2049, Call 02/1/2032[1]	1,099,575
2,000,000	5.00%, 08/1/2054, Call 01/1/2032[1]	2,174,738
	Southeast Energy Authority A Cooperative District
750,000	5.00%, 06/1/2030, Call 03/1/2030	808,608
1,500,000	5.25%, 01/1/2054, Call 04/1/2029[1]	1,617,008
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,059,657
		26,112,349

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA — 1.1%
$500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 10/23/2024	$500,119
	Arizona Industrial Development Authority
605,000	4.00%, 03/1/2027[4]	601,955
600,000	4.00%, 07/1/2041, Call 07/1/2026	592,049
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	532,880
1,000,000	4.00%, 07/1/2061, Call 07/1/2026	918,291
213,316	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	164,253
1,625,000	Chandler Industrial Development Authority, 4.00%, 6/1/2049, Call 2/1/20291 3	1,646,819
1,000,000	City of Phoenix Civic Improvement Corp., 4.00%, 07/1/2040, Call 07/1/2027	1,000,671
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	696,126
645,000	Industrial Development Authority of the City of Phoenix, 5.00%, 10/1/2036, Call 10/1/2026	665,561
2,000,000	Industrial Development Authority of the City of Phoenix Arizona, 3.75%, 11/15/2052, Call 10/23/2024[1]	2,000,000
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 11/4/2024[4]	340,020
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	1,007,609
120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[4]	123,492
	Maricopa County Pollution Control Corp.
500,000	2.40%, 06/1/2035, Call 12/1/2031	430,720
625,000	0.88%, 06/1/2043[1]	591,481
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,186,458

4

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	$800,747
		14,799,251
	ARKANSAS — 0.3%
	Arkansas Development Finance Authority
2,800,000	4.50%, 09/1/2049, Call 09/1/20263 4	2,787,433
500,000	5.45%, 09/1/2052, Call 09/1/2025[3]	524,414
		3,311,847
	CALIFORNIA — 6.4%
2,000,000	Alameda Corridor Transportation Authority, AGM, 0.00%, 10/1/2052, Call 10/1/2037	1,163,396
1,000,000	Bay Area Toll Authority, 4.40% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[2]	1,008,174
1,325,000	Calexico Unified School District, BAM, 3.00%, 08/1/2052, Call 08/1/2031	1,074,637
	California Community Choice Financing Authority
500,000	4.00%, 05/1/2053, Call 05/1/2028[1]	512,162
2,125,000	5.00%, 07/1/2053, Call 05/1/2029[1]	2,281,033
750,000	4.87% (SOFR Rate+ 163 basis points), 07/1/2053, Call 05/1/2029[2]	750,256
1,000,000	5.19% (SOFR Rate+ 195 basis points), 12/1/2053, Call 05/1/2029[2]	1,013,602
1,000,000	5.25%, 01/1/2054, Call 10/1/2030[1]	1,080,985
1,000,000	California Community Housing Agency, 5.00%, 04/1/2049, Call 04/1/2029[4]	908,182
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	89,996
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	160,994

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,715,000	4.00%, 11/15/2042, Call 11/15/2027	$1,722,326
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,116,788
	California Municipal Finance Authority
905,000	5.00%, 10/1/2035, Call 11/4/2024	905,316
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,030,532
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	50,321
850,000	5.00%, 06/1/2046, Call 06/1/2026	856,225
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[3]	982,185
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 01/1/20253 4	1,002,301
	California School Finance Authority
50,000	5.00%, 08/1/2036, Call 08/1/2025[4]	50,934
650,000	5.00%, 08/1/2036, Call 08/1/2025[4]	656,161
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,041,412
100,000	5.00%, 08/1/2041, Call 08/1/2025[4]	101,869
900,000	5.00%, 08/1/2041, Call 08/1/2025[4]	905,492
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	350,405
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 11/4/2024	1,001,809
	California Statewide Communities Development Authority
1,500,000	5.25%, 12/1/2044, Call 12/1/2024	1,500,061
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,001,158
1,000,000	5.50%, 12/1/2058, Call 06/1/2028[4]	1,036,346
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	202,022
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	503,499
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,028,025
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[3]	1,576,411
1,000,000	5.50%, 05/15/2035, Call 11/15/2031[3]	1,146,323
2,000,000	5.00%, 05/15/2048, Call 05/15/2029[3]	2,070,373
1,000,000	5.25%, 05/15/2048, Call 05/15/2028[3]	1,041,225

5

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	3.25%, 05/15/2049, Call 05/15/2032[3]	$829,710
2,000,000	4.00%, 05/15/2051, Call 11/15/2031[3]	1,945,586
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 11/4/2024	675,069
1,000,000	CSCDA Community Improvement Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	912,734
1,470,000	Foothill-Eastern Transportation Corridor Agency, 4.00%, 01/15/2043, Call 01/15/2031	1,469,742
2,000,000	Foothill-Eastern Transportation Corridor Agency, AGM, 0.00%, 01/15/2035	1,437,569
	Golden State Tobacco Securitization Corp.
500,000	5.00%, 06/1/2051, Call 12/1/2031	527,672
3,000,000	0.00%, 06/1/2066, Call 12/1/2031	358,384
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,011,420
2,000,000	Inland Empire Tobacco Securitization Corp., 0.00%, 06/1/2036, Call 10/18/2024	927,293
1,250,000	Lodi Unified School District, 3.00%, 08/1/2046, Call 08/1/2030	1,082,110
1,000,000	Los Angeles Unified School District, 4.00%, 07/1/2049, Call 01/1/2035	1,011,401
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	380,694
1,000,000	Palo Alto Unified School District, 3.25%, 08/1/2042, Call 08/1/2030	972,976
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,790,951
850,000	Peralta Community College District, AGM, 4.00%, 08/1/2039, Call 08/1/2025	851,849
1,135,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	1,200,178
1,000,000	Pittsburg Public Financing Authority, AGM, 4.13%, 08/1/2047, Call 08/1/2032	1,014,761
500,000	Port of Los Angeles, 5.00%, 08/1/2031, Call 12/24/2024[3]	501,815

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 11/4/2024	$1,000,959
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 11/12/2024	696,260
750,000	Sacramento Area Flood Control Agency, 5.00%, 10/1/2041, Call 10/1/2026	776,691
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,658,392
950,000	Sacramento City Unified School District, BAM, 5.50%, 08/1/2047, Call 08/1/2030	1,054,508
1,660,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,775,100
2,430,000	San Diego County Regional Airport Authority, 5.00%, 07/1/2048, Call 07/1/2033[3]	2,608,823
1,000,000	San Diego Public Facilities Financing Authority, 5.25%, 08/1/2048, Call 08/1/2033	1,147,959
625,000	San Diego Unified School District, 0.00%, 07/1/2041, Call 07/1/2040	639,153
1,000,000	San Francisco City & County Airport Commission-San Francisco International Airport, 5.00%, 05/1/2039, Call 05/1/2029[3]	1,050,686
	San Francisco City & County Airport Comm-San Francisco International Airport
1,125,000	5.25%, 05/1/2041, Call 05/1/2034[3]	1,265,570
1,410,000	5.25%, 05/1/2044, Call 05/1/2034[3]	1,567,430
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,112,564
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	345,489
500,000	Santa Monica-Malibu Unified School District, 3.00%, 08/1/2044, Call 08/1/2029	443,717
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 11/4/2024	1,000,448

6

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	Southern California Public Power Authority
$565,000	5.00%, 11/1/2029	$598,227
1,390,000	5.00%, 11/1/2033	1,487,418
1,250,000	Southwestern Community College District, 3.00%, 08/1/2041, Call 08/1/2031	1,152,959
	State of California
250,000	4.00%, 08/1/2038, Call 08/1/2026	252,684
500,000	5.00%, 09/1/2041, Call 09/1/2031	559,058
1,000,000	5.00%, 04/1/2047, Call 04/1/2032	1,105,176
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	106,550
1,100,000	University of California, 5.50%, 05/15/2040, Call 05/15/2033	1,315,642
500,000	Yosemite Community College District, 0.00%, 08/1/2042	439,930
		82,986,243
	COLORADO — 3.7%
1,000,000	Aerotropolis Regional Transportation Authority, 5.00%, 12/1/2051, Call 12/1/2024	1,001,484
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 11/4/2024	453,054
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	591,701
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,020,623
	City & County of Denver Airport System Revenue
1,000,000	5.50%, 11/15/2040, Call 11/15/2032[3]	1,137,106
1,000,000	5.75%, 11/15/2041, Call 11/15/2032[3]	1,149,462
2,000,000	5.00%, 12/1/2048, Call 12/1/2028[3]	2,055,511
1,000,000	City & County of Denver Co. Airport System Revenue, 5.00%, 11/15/2047, Call 11/15/2032[3]	1,063,054
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025[4]	507,355
445,000	4.75%, 04/1/2030, Call 11/4/2024	445,435
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	465,615
500,000	4.00%, 07/1/2041, Call 07/1/2031[4]	439,547

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
$100,000	5.00%, 08/15/2034, Call 11/4/2024	$100,273
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,067,853
500,000	4.00%, 10/1/2039, Call 11/4/2024	487,634
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	510,939
500,000	5.00%, 06/1/2036, Call 06/1/2027	533,462
1,000,000	4.00%, 08/1/2039, Call 08/1/2029	1,004,439
500,000	8.00%, 08/1/2043, Call 11/4/2024	336,643
2,000,000	4.00%, 11/15/2043, Call 11/15/2029	1,997,813
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,009,060
750,000	4.00%, 11/15/2048, Call 05/15/2028	734,463
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	1,909,218
500,000	4.00%, 05/15/2052, Call 05/15/2032	484,729
500,000	5.25%, 11/1/2052, Call 11/1/2032	546,629
2,000,000	5.00%, 05/15/2054, Call 05/15/2032	2,133,819
1,000,000	Colorado Housing and Finance Authority, GNMA, 3.25%, 05/1/2052, Call 11/1/2030	994,493
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	493,303
1,060,000	Dawson Trails Metropolitan District No. 1, 0.00%, 12/1/2031, Call 06/1/2026	603,280
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	511,894
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 11/4/2024	1,470,466
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	535,249
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	396,427
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,155,958

7

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 11/4/2024	$1,010,777
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	750,809
500,000	Hess Ranch Metropolitan District No. 5, 5.50%, 12/1/2044, Call 09/1/2029[4]	503,397
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	1,872,617
770,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	780,816
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	988,682
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	443,707
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,133,898
1,500,000	State of Colorado, 6.00%, 12/15/2041, Call 12/15/2032	1,793,761
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	130,247
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	879,083
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	577,483
1,000,000	Weld County School District No. RE-4, SAW, 5.25%, 12/1/2047, Call 12/1/2032	1,121,282
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,043,100
		48,377,650
	CONNECTICUT — 0.5%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 11/4/2024[3]	500,267
1,500,000	Connecticut State Health & Educational Facilities Authority, 4.00%, 07/1/2042, Call 07/1/2032	1,476,195

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CONNECTICUT (Continued)
$1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	$1,014,225
1,500,000	State of Connecticut Special Tax Revenue, 4.00%, 11/1/2039, Call 11/1/2031	1,555,065
1,250,000	State of Connecticut Special Tax Revenue, AGM, 4.00%, 05/1/2038, Call 05/1/2031	1,310,735
		5,856,487
	DELAWARE — 0.3%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[4]	1,014,490
1,000,000	Delaware State Housing Authority, GNMA/FNMA/FHLMC, 6.00%, 01/1/2055, Call 07/1/2033	1,122,727
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,511,662
		3,648,879
	DISTRICT OF COLUMBIA — 1.2%
1,000,000	District of Columbia Income Tax Revenue, 5.25%, 05/1/2048, Call 05/1/2033	1,122,891
	Metropolitan Washington Airports Authority
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[3]	1,521,476
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[3]	1,867,525
655,000	5.00%, 10/1/2044, Call 10/8/2024[3]	655,178
	Metropolitan Washington Airports Authority Aviation Revenue
500,000	5.00%, 10/1/2046, Call 10/1/2031[3]	527,304
1,200,000	5.00%, 10/1/2049, Call 10/1/2029[3]	1,245,097
1,850,000	4.00%, 10/1/2051, Call 10/1/2031[3]	1,799,349
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	766,494
615,000	6.50%, 10/1/2041, Call 10/1/2026	663,313
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	2,061,328
250,000	Tender Option Bond Trust Receipts/Certificates, 4.35%, 08/1/2063, Call 07/1/20371 4	250,000

8

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DISTRICT OF COLUMBIA (Continued)
	Washington Convention & Sports Authority
$500,000	4.00%, 10/1/2035, Call 10/1/2030	$518,178
875,000	4.00%, 10/1/2036, Call 10/1/2030	902,843
	Washington Metropolitan Area Transit Authority Dedicated Revenue
1,000,000	5.00%, 07/15/2054, Call 07/15/2034	1,093,552
750,000	5.00%, 07/15/2056, Call 07/15/2034	820,164
		15,814,692
	FLORIDA — 5.8%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,335,670
1,230,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 11/4/2024	1,230,220
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	96,789
	Capital Trust Agency, Inc.
200,000	4.38%, 06/15/2027[4]	199,207
435,000	5.35%, 07/1/2029, Call 11/4/2024	435,746
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	93,086
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/4/2024	500,649
500,000	City of Fort Lauderdale, 5.00%, 07/1/2048, Call 07/1/2032	548,516
2,435,000	City of Lakeland, 5.00%, 11/15/2045, Call 11/15/2024	2,439,500
500,000	City of Lakeland Department of Electric Utilities, 5.00%, 10/1/2048	594,419
425,000	City of Miami Beach, 5.25%, 05/1/2053, Call 05/1/2032	468,669
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	472,232
	City of Tampa
1,000,000	5.00%, 11/15/2046, Call 05/15/2026	1,015,543
1,000,000	5.00%, 07/1/2050, Call 07/1/2030	1,051,194

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$500,000	County of Bay, 5.00%, 09/1/2043, Call 11/4/2024	$500,266
2,000,000	County of Broward Port Facilities Revenue, 5.50%, 09/1/2052, Call 09/1/2032[3]	2,179,116
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[3]	1,011,872
1,000,000	County of Broward Tourist Development Tax Revenue, 4.00%, 09/1/2047, Call 09/1/2031	985,689
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,387,837
1,500,000	County of Lee Airport Revenue, 5.25%, 10/1/2049, Call 10/1/2034[3]	1,636,264
1,000,000	County of Lee Airport Revenue, AGC, 5.25%, 10/1/2054, Call 10/1/2034[3]	1,093,088
650,000	County of Miami-Dade, 4.00%, 07/1/2042, Call 07/1/2028	655,321
500,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2049, Call 10/1/2029[3]	515,376
3,000,000	County of Miami-Dade FL Aviation Revenue, 5.00%, 10/1/2036, Call 10/1/2034[3]	3,307,947
1,000,000	County of Miami-Dade FL Water & Sewer System Revenue, 4.00%, 10/1/2046, Call 04/1/2031	999,281
	County of Miami-Dade Transit System
2,000,000	4.00%, 07/1/2048, Call 07/1/2028	1,973,997
1,500,000	4.00%, 07/1/2049, Call 07/1/2030	1,475,376
175,000	County of Palm Beach, 5.00%, 04/1/2039, Call 04/1/2029[4]	176,841
375,000	County of Pasco, AGM, 5.50%, 09/1/2043, Call 03/1/2033	422,389
1,000,000	County of Polk Utility System Revenue, 4.00%, 10/1/2043, Call 10/1/2030	1,024,062
	Florida Development Finance Corp.
1,000,000	12.00%, 07/15/2032, Call 10/15/20241 3 4	1,066,729
750,000	6.25%, 07/1/2034, Call 11/4/2024	750,697
1,000,000	5.00%, 07/1/2041, Call 07/1/2032[3]	1,031,034

9

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	$830,853
1,000,000	5.50%, 07/1/2053, Call 07/1/2032[3]	1,047,892
180,000	5.25%, 06/1/2054, Call 06/1/2034[4]	186,053
2,855,000	8.25%, 07/1/2057, Call 11/4/20241 3 4	2,940,421
3,125,000	Florida Development Finance Corp., AGM, 5.25%, 07/1/2047, Call 07/1/2032[3]	3,337,920
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	505,192
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 11/4/2024	1,001,867
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 11/4/2024	500,218
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 11/4/2024[3]	1,000,616
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[3]	1,733,751
2,000,000	4.00%, 10/1/2052, Call 10/1/2031[3]	1,933,924
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[3]	2,067,951
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,103,965
	Lake Ashton Community Development District
20,000	5.00%, 05/1/2025	20,123
375,000	5.00%, 05/1/2037, Call 05/1/2025	376,448
1,670,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,680,726
	Lakewood Ranch Stewardship District
1,250,000	5.13%, 05/1/2047, Call 05/1/2027[4]	1,265,582
1,000,000	3.88%, 05/1/2051, Call 05/1/2030[4]	883,107
1,000,000	Lakewood Ranch Stewardship District Utility Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2033	1,095,732
	Lee County Industrial Development Authority
500,000	5.00%, 11/15/2039, Call 11/15/2026	526,583
100,000	5.75%, 06/15/2042, Call 11/4/2024[4]	100,038

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$2,000,000	5.00%, 11/15/2044, Call 11/15/2026	$2,087,007
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	1,035,547
825,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	838,617
385,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 11/4/2024	385,199
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 11/15/2024	1,000,834
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 11/4/2024	630,254
330,000	5.25%, 09/15/2044, Call 11/4/2024	330,031
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	105,496
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	705,908
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,545,305
1,535,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	1,568,444
500,000	State of Florida, 3.10%, 06/1/2028, Call 06/1/2025	500,709
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	100,672
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,061,295
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028	138,205
445,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 11/4/2024	445,293
1,000,000	Wildwood Utility Dependent District, AGM, 5.50%, 10/1/2053, Call 04/1/2033	1,117,670

10

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
	Wildwood Utility Dependent District, BAM
$750,000	5.00%, 10/1/2036, Call 10/1/2031	$833,616
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,069,032
875,000	Windward at Lakewood Ranch Community Development District, 4.00%, 05/1/2042, Call 05/1/2032	785,732
		76,098,450
	GEORGIA — 2.3%
250,000	Atlanta Development Authority, 5.50%, 04/1/2039, Call 04/1/2029[4]	258,943
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,117,968
1,000,000	Brookhaven Development Authority, 4.00%, 07/1/2044, Call 07/1/2029	1,005,885
2,000,000	Brookhaven Urban Redevelopment Agency, 4.00%, 07/1/2044, Call 07/1/2033	2,043,567
	Burke County Development Authority
500,000	2.20%, 10/1/2032, Call 11/19/2026	421,165
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	970,863
500,000	Fulton County Development Authority, 5.00%, 04/1/2037, Call 04/1/2027	519,718
	George L Smith II Congress Center Authority
500,000	5.00%, 01/1/2054, Call 01/1/2031[4]	483,299
1,000,000	4.00%, 01/1/2054, Call 01/1/2031	912,465
1,000,000	Georgia Housing & Finance Authority, 4.70%, 12/1/2054, Call 06/1/2033	1,019,668
750,000	Georgia Ports Authority, 5.00%, 07/1/2047, Call 07/1/2032	821,509
250,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	254,222
	Main Street Natural Gas, Inc.
1,470,000	5.00%, 05/15/2034, Call 05/15/2029	1,535,226
1,000,000	5.00%, 05/15/2043, Call 05/15/2029	1,038,312

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$1,000,000	5.00%, 05/15/2049	$1,110,324
1,350,000	4.00%, 07/1/2052, Call 06/1/2027[1]	1,366,965
3,000,000	4.00%, 08/1/2052, Call 05/1/20271 4	2,996,314
1,000,000	5.00%, 12/1/2052, Call 03/1/2029[1]	1,058,180
1,000,000	5.00%, 06/1/2053, Call 03/1/2030[1]	1,068,271
2,000,000	5.00%, 12/1/2053, Call 03/1/2031[1]	2,179,204
2,000,000	5.00%, 05/1/2054, Call 09/1/2030[1]	2,137,611
1,000,000	5.00%, 05/1/2054, Call 06/1/2031[1]	1,093,758
1,000,000	5.00%, 12/1/2054, Call 12/1/2031[1]	1,097,250
	Municipal Electric Authority of Georgia
750,000	5.00%, 07/1/2052, Call 07/1/2032	794,290
200,000	5.00%, 01/1/2056, Call 01/1/2030	207,613
1,000,000	5.00%, 01/1/2063, Call 07/1/2028	1,025,559
1,335,000	Municipal Electric Authority of Georgia, AGM, 5.00%, 07/1/2055, Call 01/1/2033	1,423,738
280,000	Private Colleges & Universities Authority, 5.25%, 10/1/2051, Call 10/1/2032	304,560
		30,266,447
	GUAM — 0.0%[6]
250,000	Territory of Guam, 4.00%, 01/1/2042, Call 01/1/2031	247,021

	HAWAII — 0.1%
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[3]	1,025,182

	IDAHO — 0.1%
300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 11/4/2024	300,170
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	385,298
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	427,564
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	580,554
		1,693,586
	ILLINOIS — 8.5%
	Chicago Board of Education
100,000	5.75%, 04/1/2034, Call 04/1/2027	105,267
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,060,795

11

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	5.00%, 12/1/2036, Call 12/1/2030	$1,047,469
180,000	5.00%, 04/1/2037, Call 04/1/2027	184,755
500,000	5.00%, 04/1/2038, Call 04/1/2028	518,894
500,000	5.25%, 12/1/2039, Call 12/1/2024	500,377
1,000,000	5.00%, 12/1/2040, Call 12/1/2030	1,033,174
575,000	5.00%, 12/1/2042, Call 11/4/2024	574,973
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,003,836
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,149,980
1,000,000	5.00%, 12/1/2046, Call 11/4/2024	999,978
1,900,000	Chicago Board of Education Dedicated Capital Improvement Tax, 5.75%, 04/1/2048, Call 04/1/2033	2,121,647
	Chicago O’Hare International Airport
625,000	4.00%, 01/1/2029, Call 11/4/2024[3]	625,067
1,000,000	3.88%, 01/1/2032, Call 11/4/2024	1,000,434
500,000	5.00%, 07/1/2033, Call 07/1/2028[3]	518,841
1,000,000	4.00%, 01/1/2044, Call 01/1/2029	991,249
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,504,656
1,000,000	5.00%, 01/1/2048, Call 01/1/2029[3]	1,027,473
700,000	4.50%, 01/1/2056, Call 01/1/2031	705,898
1,000,000	Chicago O’Hare International Airport, AGM, 5.50%, 01/1/2053, Call 01/1/2031[3]	1,083,726
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,539,617
1,500,000	Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/1/2055, Call 12/1/2029	1,552,769
1,885,000	Chicago Transit Authority Sales Tax Receipts Fund, BAM, 5.00%, 12/1/2046, Call 12/1/2031	2,018,030
	City of Chicago
1,835,000	5.00%, 01/1/2034, Call 01/1/2031	1,986,465
880,000	6.00%, 01/1/2038, Call 01/1/2027	920,097
500,000	5.50%, 01/1/2040, Call 01/1/2025	501,124
	City of Chicago Wastewater Transmission Revenue
665,000	5.00%, 01/1/2034, Call 01/1/2025	667,622
1,650,000	5.00%, 01/1/2039, Call 01/1/2025	1,654,949
625,000	City of Chicago Wastewater Transmission Revenue, NATL, 0.00%, 01/1/2026	601,445

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	City of Chicago Waterworks Revenue, 5.00%, 11/1/2044, Call 12/23/2024	$1,003,631
750,000	City of Naperville, 4.00%, 12/1/2041, Call 12/1/2033	778,791
1,250,000	Cook County Community College District No. 508, BAM, 5.00%, 12/1/2039, Call 12/1/2033	1,378,945
1,270,000	County of Cook, 5.00%, 11/15/2032, Call 11/15/2030	1,422,962
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,267,567
1,000,000	5.00%, 11/15/2038, Call 11/15/2030	1,097,469
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/4/2024	2,000,766
570,000	3.90%, 11/1/2036, Call 11/1/2027	582,727
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	720,821
425,000	5.00%, 08/1/2027	444,504
500,000	5.00%, 08/1/2028, Call 08/1/2027	522,637
670,000	5.00%, 03/1/2033, Call 03/1/2027	691,375
315,000	5.00%, 02/15/2034, Call 02/15/2027	330,167
500,000	5.00%, 03/1/2034, Call 03/1/2027	515,980
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,016,756
1,420,000	4.00%, 08/1/2036, Call 08/1/2031	1,413,708
225,000	5.00%, 02/15/2037, Call 08/15/2027	228,169
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,741,802
1,000,000	4.00%, 07/15/2039, Call 07/15/2031	1,022,950
885,000	5.00%, 12/1/2040, Call 06/1/2026	901,276
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	937,989
1,590,000	5.00%, 06/1/2044, Call 12/1/2032	1,698,897
2,000,000	5.00%, 02/15/2045, Call 02/15/2026	2,023,280
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	1,951,967
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,107,674
1,250,000	4.00%, 07/15/2047, Call 01/15/2028	1,216,663

12

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	5.00%, 12/1/2047, Call 12/1/2027	$1,007,220
4,330,000	5.25%, 05/15/2048, Call 05/15/2033	4,833,493
1,250,000	4.00%, 08/15/2048, Call 08/15/2031	1,210,657
1,000,000	Illinois Municipal Electric Agency, 4.00%, 02/1/2034, Call 08/1/2025	1,002,493
3,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 10/28/2024	3,016,576
	Illinois State Toll Highway Authority
1,000,000	5.00%, 01/1/2040, Call 01/1/2031	1,101,101
625,000	5.00%, 01/1/2040, Call 07/1/2025	631,921
2,000,000	4.00%, 01/1/2046, Call 01/1/2032	1,988,093
1,500,000	5.00%, 01/1/2046, Call 01/1/2032	1,640,973
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,065,955
1,830,000	Lake County Community High School District No. 115, 4.25%, 11/1/2043, Call 11/1/2032	1,890,890
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	1,005,322
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2042, Call 12/15/2031	500,082
1,355,000	5.00%, 06/15/2050, Call 12/15/2029	1,411,045
530,000	5.00%, 06/15/2057, Call 12/15/2027	541,069
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	862,251
3,300,000	0.00%, 12/15/2030	2,684,758
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	1,970,012
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,020,231
	Sales Tax Securitization Corp.
735,000	5.00%, 01/1/2028	788,030
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,099,758
500,000	4.00%, 01/1/2038, Call 01/1/2030	509,108

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	$751,556
	State of Illinois
1,000,000	5.00%, 11/1/2026	1,045,638
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,896,032
660,000	5.00%, 03/1/2036, Call 03/1/2031	723,727
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	1,012,673
1,500,000	5.00%, 02/1/2039, Call 01/14/2025	1,506,942
1,000,000	5.50%, 03/1/2042, Call 03/1/2032	1,116,817
500,000	5.00%, 03/1/2046, Call 03/1/2031	530,519
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,021,193
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,514,993
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	615,471
1,500,000	Village of Morton Grove Tax Increment Revenue, 5.00%, 01/1/2039, Call 01/1/2026	1,469,624
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	444,526
250,000	0.00%, 01/1/2032	193,986
665,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	631,809
		110,476,624
	INDIANA — 0.7%
325,000	City of Carmel Waterworks Revenue, BAM, 5.25%, 05/1/2047, Call 05/1/2032	352,454
1,450,000	City of Fishers Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,424,201
	Indiana Finance Authority
1,000,000	3.00%, 11/1/2030	973,111
1,000,000	3.00%, 11/1/2030	972,575
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,057,130
1,000,000	5.00%, 10/1/2053, Call 10/1/2033	1,081,025

13

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	INDIANA (Continued)
$400,000	IPS Multi-School Building Corp., ST INTERCEPT, 5.00%, 07/15/2044, Call 07/15/2033	$440,079
670,000	Michigan City School Building Corp., 5.00%, 01/15/2025	671,736
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/4/2024[3]	501,107
		9,473,418
	IOWA — 0.3%
	Iowa Finance Authority
1,520,000	4.75%, 08/1/2042, Call 11/4/2024	1,521,698
1,000,000	5.00%, 12/1/2050, Call 12/1/2032	1,172,257
4,655,000	Iowa Tobacco Settlement Authority, 0.00%, 06/1/2065, Call 06/1/2031	755,989
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	514,336
		3,964,280
	KANSAS — 0.2%
640,000	City of Topeka Combined Utility Revenue, 4.00%, 08/1/2048, Call 08/1/2026	618,913
1,000,000	City of Wichita KS, 5.88%, 05/15/2050, Call 05/15/2031	1,003,219
1,000,000	Johnson County Unified School District No. 512 Shawnee Mission, 4.00%, 10/1/2043, Call 10/1/2033	1,013,507
		2,635,639
	KENTUCKY — 0.7%
1,250,000	County of Warren, 5.25%, 04/1/2049, Call 04/1/2034	1,379,792
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	205,134
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,105,312
2,000,000	5.00%, 06/1/2045, Call 06/1/2027	2,021,885
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	790,135
	Louisville/Jefferson County Metropolitan Government
1,500,000	5.00%, 10/1/2042, Call 10/1/2033	1,638,903
1,500,000	5.00%, 05/15/2052, Call 05/15/2032	1,568,199

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	KENTUCKY (Continued)
$1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	$1,033,013
		9,742,373
	LOUISIANA — 1.5%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 11/4/2024	1,165,846
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,572,386
1,000,000	Louisiana Offshore Terminal Authority, 4.20%, 09/1/2034[1]	1,018,755
865,000	Louisiana Housing Corp., GNMA/FNMA/FHLMC, 3.25%, 06/1/2052, Call 06/1/2030	860,354
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,235,665
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,025,988
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 10/8/2024	500,419
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,009,565
885,000	6.50%, 07/1/2036, Call 11/4/20243 4	885,625
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,437,625
1,500,000	5.25%, 10/1/2053, Call 04/1/2033	1,580,604
1,000,000	5.50%, 09/1/2059, Call 09/1/2034[3]	1,096,862
1,830,000	5.00%, 09/1/2066, Call 09/1/2034[3]	1,900,994
1,000,000	Louisiana Stadium & Exposition District, 5.25%, 07/1/2053, Call 07/1/2033	1,108,782
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	531,289
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[3]	1,513,719
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[3]	1,306,031
		19,750,509

14

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MAINE — 0.4%
	Maine Health & Higher Educational Facilities Authority
$1,615,000	5.00%, 07/1/2035, Call 07/1/2027	$1,690,721
1,000,000	5.00%, 07/1/2041, Call 07/1/2026	1,001,752
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	515,621
500,000	4.00%, 07/1/2039, Call 07/1/2031	513,038
	Maine Health & Higher Educational Facilities Authority, ST INTERCEPT ST RES FD GTY
50,000	5.00%, 07/1/2028, Call 07/1/2027	53,175
950,000	5.00%, 07/1/2028, Call 07/1/2027	1,002,817
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 11/4/2024[3]	501,191
		5,278,315
	MARYLAND — 1.7%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,597,872
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,505,319
1,000,000	5.00%, 07/1/2049, Call 07/1/2029	1,053,435
1,250,000	County of Frederick, 1.75%, 10/1/2036, Call 10/1/2031	1,002,125
1,290,000	County of Prince George’s, 7.00%, 08/1/2048, Call 11/1/2026	1,399,384
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 11/4/2024	1,600,939
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[3]	1,029,266
	Maryland Health & Higher Educational Facilities Authority
1,085,000	5.00%, 08/15/2032, Call 02/15/2025	1,091,659
2,700,000	5.00%, 08/15/2038, Call 10/23/2024	2,702,776
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,009,025
1,065,000	5.00%, 05/15/2045, Call 05/15/2027	1,093,209
500,000	5.00%, 07/1/2045, Call 07/1/2025	502,902
1,000,000	4.00%, 07/1/2048, Call 01/1/2028	980,296
1,000,000	4.00%, 04/15/2050, Call 04/15/2030	962,124

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MARYLAND (Continued)
$1,000,000	Maryland State Transportation Authority Passenger Facility Charge Revenue, 4.00%, 06/1/2039, Call 06/1/2029[3]	$1,001,465
1,080,000	Montgomery County Housing Opportunities Commission, 3.30%, 07/1/2039, Call 01/1/2028[3]	1,014,123
1,000,000	University System of Maryland, 4.00%, 04/1/2051, Call 04/1/2031	989,673
1,000,000	Washington Suburban Sanitary Commission, County Guarantee, 4.00%, 06/1/2049, Call 06/1/2033	1,007,270
		22,542,862
	MASSACHUSETTS — 0.6%
500,000	City of Revere, SAW, 4.00%, 08/1/2047, Call 08/1/2031	497,791
645,000	City of Somerville, 2.13%, 10/15/2039, Call 10/15/2029	514,371
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	121,241
500,000	Commonwealth of Massachusetts, 5.00%, 01/1/2054, Call 01/1/2034	547,072
	Massachusetts Development Finance Agency
1,000,000	5.00%, 08/15/2045, Call 08/15/2025	1,006,417
1,000,000	5.00%, 07/1/2047, Call 07/1/2026	1,016,960
1,200,000	5.25%, 07/1/2048, Call 07/1/2033	1,327,077
745,000	5.00%, 07/1/2054, Call 01/1/2034	809,076
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[3]	1,056,544
200,000	4.25%, 07/1/2046, Call 07/1/2026[3]	193,237
1,000,000	Massachusetts Housing Finance Agency, 4.50%, 06/1/2056, Call 10/23/2024	999,988
		8,089,774
	MICHIGAN — 2.1%
	Great Lakes Water Authority Sewage Disposal System Revenue
1,000,000	5.00%, 07/1/2035, Call 07/1/2026	1,033,746
1,000,000	5.50%, 07/1/2052, Call 07/1/2032	1,120,518

15

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$400,000	Lansing Board of Water & Light, 5.25%, 07/1/2054, Call 07/1/2034	$445,708
	Michigan Finance Authority
200,000	5.00%, 06/1/2029, Call 11/4/2024	179,793
1,165,000	5.00%, 07/1/2031, Call 11/4/2024	1,166,361
2,500,000	5.00%, 10/1/2033	2,500,000
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,012,070
1,000,000	5.00%, 07/1/2035, Call 07/1/2025	1,012,814
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,362,346
1,000,000	5.00%, 07/1/2039, Call 11/4/2024	1,000,724
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,023,543
2,000,000	4.00%, 02/15/2044, Call 08/15/2029	1,999,838
950,000	4.00%, 12/1/2047, Call 12/1/2031	926,751
1,000,000	5.00%, 11/15/2048, Call 11/2/2029	1,049,444
1,000,000	4.00%, 12/1/2049, Call 12/1/2029	959,876
1,000,000	4.38%, 02/28/2054, Call 02/28/2034	992,359
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	967,546
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,095,543
1,250,000	Michigan State Housing Development Authority, 2.13%, 10/1/2036, Call 10/1/2030	1,025,876
1,000,000	Okemos Public Schools, Q-SBLF, 5.00%, 05/1/2054, Call 05/1/2034	1,097,835
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 11/4/2024	250,175
1,000,000	State of Michigan Trunk Line Revenue, 4.00%, 11/15/2046, Call 11/15/2031	1,000,623
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,569,170
		26,792,659
	MINNESOTA — 0.4%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	251,717
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	70,894

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MINNESOTA (Continued)
$1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	$1,697,834
1,000,000	Duluth Economic Development Authority, 5.25%, 02/15/2058, Call 02/15/2028	1,029,047
1,250,000	Minnesota Agricultural & Economic Development Board, 5.25%, 01/1/2047, Call 01/1/2034	1,396,526
1,000,000	Spring Lake Park Independent School District No. 16, School District Credit Program, 5.00%, 02/1/2028	1,084,219
		5,530,237
	MISSOURI — 0.7%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	73,365
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	643,065
445,000	5.00%, 10/1/2047, Call 10/1/2027	444,428
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,036,551
350,000	4.00%, 11/15/2049, Call 11/15/2027	336,514
1,175,000	5.00%, 12/1/2052, Call 12/1/2033	1,274,190
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[3]	1,025,566
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[3]	1,060,290
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,412,191
1,285,000	Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.65%, 11/1/2049, Call 05/1/2033	1,304,916
500,000	St. Charles County School District No. R-IV Wentzville, State Aid Direct Deposit, 1.88%, 03/1/2040, Call 03/1/2028	363,146
		8,974,222

16

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEBRASKA — 0.3%
$900,000	Lyons-Decatur Northeast Schools, AGM, 5.50%, 12/15/2052, Call 07/15/2027	$955,065
	Omaha Public Power District
2,000,000	5.25%, 02/1/2052, Call 02/1/2032	2,204,981
750,000	5.50%, 02/1/2054, Call 08/1/2033	850,077
		4,010,123
	NEVADA — 1.0%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	247,594
1,195,000	Clark County School District, 2.00%, 06/15/2028, Call 06/15/2025	1,140,854
625,000	Clark County School District, AGM, 5.00%, 06/15/2025	634,720
	County of Clark
500,000	2.10%, 06/1/2031	446,109
1,520,000	5.00%, 06/1/2043, Call 06/1/2028	1,599,369
	Las Vegas Convention & Visitors Authority
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,047,661
750,000	4.00%, 07/1/2049, Call 07/1/2028	717,441
	Las Vegas Valley Water District
1,000,000	5.00%, 06/1/2033, Call 12/1/2024	1,002,646
2,025,000	5.00%, 06/1/2039, Call 12/1/2024	2,030,357
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,053,512
1,300,000	4.00%, 06/1/2046, Call 12/1/2031	1,305,923
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	600,223
		12,826,409
	NEW HAMPSHIRE — 0.5%
	New Hampshire Business Finance Authority
1,000,000	4.50%, 10/1/2033	1,052,492
464,227	4.13%, 01/20/2034	471,709
745,993	4.25%, 07/20/2041	750,898
1,000,000	New Hampshire Business Finance Authority, BAM, 5.25%, 06/1/2051, Call 06/1/2033	1,096,882
	New Hampshire Health and Education Facilities Authority Act
1,120,000	5.00%, 07/1/2037, Call 07/1/2027	1,141,313
215,000	5.00%, 08/1/2037, Call 02/1/2028	224,996
1,000,000	4.00%, 08/1/2043, Call 08/1/2029	966,046

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW HAMPSHIRE (Continued)
$1,000,000	New Hampshire Health and Education Facilities Authority Act, BAM, 5.25%, 07/1/2048, Call 07/1/2033	$1,109,825
		6,814,161
	NEW JERSEY — 2.3%
	New Jersey Economic Development Authority
890,000	3.13%, 07/1/2029, Call 07/1/2027	875,710
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	987,470
100,000	5.00%, 07/15/2032, Call 07/15/2027	102,806
500,000	5.00%, 07/1/2033, Call 07/1/2027	513,392
280,000	6.00%, 10/1/2034, Call 11/4/2024[4]	280,287
880,000	5.00%, 06/15/2036, Call 12/15/2026	930,459
1,050,000	5.25%, 06/15/2040, Call 06/15/2025	1,067,659
350,000	6.30%, 10/1/2049, Call 11/4/2024[4]	350,298
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 11/4/2024	1,001,319
	New Jersey Health Care Facilities Financing Authority
1,175,000	5.00%, 07/1/2046, Call 07/1/2025	1,183,033
750,000	4.25%, 07/1/2054, Call 07/1/2034	768,732
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[3]	529,999
855,000	4.25%, 12/1/2047, Call 12/1/2026[3]	851,276
3,595,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[3]	3,595,000
	New Jersey Transportation Trust Fund Authority
1,800,000	0.00%, 12/15/2030	1,476,082
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	1,981,122
500,000	5.00%, 06/15/2040, Call 12/15/2030	543,510
500,000	4.00%, 06/15/2042, Call 06/15/2032	507,659
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,137,511

17

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$805,000	5.00%, 06/15/2044, Call 10/28/2024	$807,025
3,800,000	5.00%, 06/15/2048, Call 12/15/2032	4,123,037
250,000	5.50%, 06/15/2050, Call 12/15/2032	281,664
1,750,000	New Jersey Turnpike Authority, 5.25%, 01/1/2052, Call 01/1/2033	1,960,664
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[3]	1,042,072
350,000	South Jersey Transportation Authority, 5.00%, 11/1/2041, Call 11/1/2032	378,737
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,690,842
		29,967,365
	NEW MEXICO — 0.1%
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 11/4/2024	810,115
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033	1,020,000
		1,830,115
	NEW YORK — 6.9%
	City of New York
1,000,000	5.25%, 09/1/2042, Call 09/1/2032	1,128,423
4,400,000	5.25%, 03/1/2053, Call 03/1/2034	4,903,615
750,000	County of Orange, 2.38%, 06/15/2029, Call 11/4/2024	714,985
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	980,350
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	1,007,211
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	807,898
	Metropolitan Transportation Authority
1,000,000	5.25%, 11/15/2031, Call 11/15/2025	1,023,635
1,000,000	5.50%, 11/15/2047, Call 05/15/2034	1,131,230
2,000,000	5.25%, 11/15/2049, Call 05/15/2034	2,201,313
2,000,000	Metropolitan Transportation Authority, AGM, 4.00%, 11/15/2054, Call 05/15/2030	1,966,870

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
	Metropolitan Transportation Authority, BAM
$800,000	5.00%, 11/15/2034, Call 05/15/2028	$854,363
1,845,000	4.00%, 11/15/2048, Call 05/15/2034	1,831,794
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 11/4/2024	650,421
	New York City Municipal Water Finance Authority
500,000	5.00%, 06/15/2049, Call 12/15/2029	532,450
1,000,000	5.25%, 06/15/2052, Call 12/15/2032	1,104,172
1,535,000	5.25%, 06/15/2054, Call 12/15/2033	1,708,524
1,500,000	5.25%, 06/15/2054, Call 06/15/2034	1,677,212
250,000	New York City Transitional Finance Authority, 5.00%, 05/1/2050, Call 11/1/2034	274,751
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	1,014,854
1,000,000	4.00%, 05/1/2044, Call 11/1/2030	1,008,009
2,025,000	New York City Water & Sewer System, 5.00%, 06/15/2048, Call 12/15/2027	2,118,479
415,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	426,338
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,181,039
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	2,002,402
730,000	3.00%, 02/15/2042, Call 02/15/2030	636,209
1,500,000	5.00%, 11/15/2044, Call 11/15/2024[4]	1,500,961
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,503,006
1,000,000	3.13%, 09/15/2050, Call 03/15/2030	823,928

18

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
	New York Power Authority
$615,000	4.00%, 11/15/2049, Call 11/15/2034	$615,447
500,000	4.00%, 11/15/2054, Call 11/15/2034	496,216
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	881,828
500,000	3.00%, 07/1/2041, Call 07/1/2031	456,036
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,003,438
500,000	4.00%, 07/1/2048, Call 07/1/2031	486,637
1,500,000	5.25%, 03/15/2052, Call 03/15/2034	1,681,283
1,000,000	4.00%, 03/15/2054, Call 03/15/2034	967,626
355,000	New York State Dormitory Authority, NATL, 5.75%, 07/1/2027	373,306
1,000,000	New York State Energy Research & Development Authority, 4.00%, 04/1/2034, Call 07/1/2033	1,037,762
	New York State Urban Development Corp.
1,000,000	4.00%, 03/15/2038, Call 09/15/2031	1,039,695
3,000,000	5.00%, 03/15/2063, Call 09/15/2033	3,255,991
	New York Transportation Development Corp.
2,500,000	5.00%, 10/1/2040, Call 10/1/2030[3]	2,595,433
2,500,000	4.38%, 10/1/2045, Call 10/1/2030[3]	2,451,172
3,000,000	5.00%, 07/1/2046, Call 11/4/2024[3]	3,000,045
1,620,000	5.00%, 06/30/2049, Call 06/30/2031[3]	1,691,511
1,750,000	5.25%, 01/1/2050, Call 11/4/2024[3]	1,750,092
1,500,000	6.00%, 06/30/2054, Call 06/30/2031[3]	1,640,188
1,955,000	5.00%, 06/30/2060, Call 06/30/2033[3]	2,008,741
1,000,000	5.50%, 06/30/2060, Call 06/30/2033[3]	1,069,823
	New York Transportation Development Corp., AGM
1,000,000	4.00%, 07/1/2037, Call 11/4/2024[3]	999,968
1,000,000	5.50%, 06/30/2044, Call 06/30/2031[3]	1,096,190

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
	Onondaga Civic Development Corp.
$235,000	5.00%, 07/1/2040, Call 07/1/2025	$236,320
500,000	5.00%, 07/1/2045, Call 07/1/2025	501,946
1,200,000	Onondaga County Trust for Cultural Resources, 5.00%, 12/1/2045, Call 12/1/2029	1,279,370
	Port Authority of New York & New Jersey
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	4,610,222
4,000,000	5.00%, 12/1/2048, Call 12/1/2033[3]	4,277,501
1,500,000	4.00%, 07/15/2050, Call 07/15/2030[3]	1,458,408
375,000	Suffolk County Water Authority, 3.00%, 06/1/2045, Call 06/1/2030	323,797
1,250,000	Town of Hempstead, 2.13%, 06/15/2037, Call 06/15/2029	1,015,780
	Triborough Bridge & Tunnel Authority
1,000,000	5.00%, 11/15/2043, Call 11/15/2033	1,120,304
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,522,636
1,000,000	5.50%, 05/15/2052, Call 11/15/2032	1,126,599
	Triborough Bridge & Tunnel Authority Sales Tax Revenue
1,000,000	5.00%, 05/15/2054, Call 05/15/2034	1,095,618
1,000,000	5.25%, 05/15/2064, Call 05/15/2034	1,108,798
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	881,082
500,000	Utility Debt Securitization Authority, 5.00%, 12/15/2041, Call 06/15/2034	581,363
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 11/25/2024	752,269
810,000	Western Nassau County Water Authority, 4.00%, 04/1/2051, Call 04/1/2031	781,233
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	292,176
		90,278,292

19

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NORTH CAROLINA — 0.4%
$1,000,000	City of Charlotte Airport Revenue, 5.00%, 07/1/2042, Call 07/1/2033	$1,122,857
1,380,000	City of Charlotte Water & Sewer System Revenue, 4.00%, 07/1/2035, Call 07/1/2028	1,428,881
1,000,000	Greater Asheville Regional Airport Authority, AGM, 5.50%, 07/1/2052, Call 07/1/2032[3]	1,095,432
	North Carolina Housing Finance Agency
735,000	3.85%, 07/1/2038, Call 07/1/2027	736,059
415,000	4.00%, 07/1/2048, Call 07/1/2027	417,825
715,000	North Carolina Medical Care Commission, 4.00%, 09/1/2046, Call 09/1/2028	649,693
		5,450,747
	NORTH DAKOTA — 0.3%
300,000	County of Burleigh, 4.38%, 04/15/2026	299,796
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	1,957,289
1,185,000	North Dakota Housing Finance Agency, 3.00%, 01/1/2052, Call 07/1/2030	1,169,386
		3,426,471
	OHIO — 1.4%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	1,884,891
635,000	City of Akron, 5.00%, 12/1/2026	645,641
2,000,000	City of Chillicothe, 5.00%, 12/1/2047, Call 12/1/2027	2,035,365
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	982,458
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	723,500
	County of Hamilton
1,000,000	5.00%, 11/15/2041	1,197,701
2,000,000	5.00%, 09/15/2045, Call 03/15/2030	2,019,234
1,880,000	County of Miami, 5.00%, 08/1/2049, Call 08/1/2028	1,920,905
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	500,798

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OHIO (Continued)
$2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	$2,421,928
1,500,000	Ohio Air Quality Development Authority, 5.00%, 07/1/2049, Call 07/1/20293 4	1,501,140
995,000	Ohio Housing Finance Agency, 4.65%, 09/1/2054, Call 09/1/2033	1,013,690
1,000,000	Yellow Springs Exempt Village School District, BAM, 5.50%, 12/1/2060, Call 12/1/2030	1,081,568
		17,928,819
	OKLAHOMA — 0.5%
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,034,063
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,048,281
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[3]	1,030,191
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	1,879,605
1,000,000	Oklahoma Water Resources Board, OK CERF, 4.00%, 04/1/2048, Call 04/1/2033	1,004,153
570,000	University of Oklahoma, BAM, 4.13%, 07/1/2054, Call 07/1/2034	573,460
		6,569,753
	OREGON — 0.7%
1,325,000	County of Clackamas, 3.00%, 06/1/2028, Call 10/23/2024	1,325,105
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	1,008,748
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,004,574
45,000	5.00%, 10/1/2046, Call 10/1/2026	47,127
720,000	5.00%, 10/1/2046, Call 10/1/2026	721,697
	Port of Portland Airport Revenue
450,000	4.00%, 07/1/2040, Call 07/1/2030	458,268
4,000,000	5.25%, 07/1/2049, Call 07/1/2034[3]	4,400,241
		8,965,760

20

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA — 2.6%
$1,500,000	Allegheny County Airport Authority, 5.50%, 01/1/2048, Call 01/1/2033[3]	$1,660,647
3,000,000	Allegheny County Airport Authority, AGM, 4.00%, 01/1/2056, Call 01/1/2031[3]	2,854,086
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	297,297
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 10/23/2024	95,124
	Allentown Neighborhood Improvement Zone Development Authority
250,000	5.00%, 05/1/2042, Call 05/1/2032	264,541
200,000	5.25%, 05/1/2042, Call 05/1/2031[4]	207,103
100,000	Chester County Industrial Development Authority, 5.00%, 10/1/2034, Call 10/23/2024	100,022
1,000,000	City of Philadelphia Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030[3]	995,083
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	1,940,900
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,061,092
1,000,000	Commonwealth Financing Authority, AGM, 4.00%, 06/1/2039, Call 06/1/2028	1,007,621
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	369,640
1,000,000	DuBois Hospital Authority, BAM, 4.00%, 07/15/2043, Call 01/15/2028	990,691
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	268,327
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	683,865
	Pennsylvania Economic Development Financing Authority
300,000	10.00%, 12/1/20403 4 5	296,334
300,000	10.00%, 12/1/20404 5	291,957
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	989,930

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$1,000,000	4.00%, 05/15/2048, Call 05/15/2033	$977,695
500,000	Pennsylvania Economic Development Financing Authority Parking System Revenue, AGM, 5.00%, 01/1/2040, Call 01/1/2032	540,598
1,500,000	Pennsylvania Economic Development Financing Authority, AGM, 5.75%, 12/31/2062, Call 12/31/2032[3]	1,692,927
1,980,000	Pennsylvania Housing Finance Agency, 4.60%, 10/1/2049, Call 10/1/2032	2,007,831
	Pennsylvania Turnpike Commission
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,097,637
625,000	6.38%, 12/1/2038, Call 12/1/2027	684,599
1,000,000	5.00%, 12/1/2040, Call 06/1/2033	1,127,706
500,000	5.00%, 12/1/2041, Call 06/1/2026	511,518
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,053,730
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	999,947
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,041,995
500,000	5.25%, 12/1/2052, Call 12/1/2032	554,341
	Philadelphia Authority for Industrial Development
850,000	4.00%, 11/1/2037, Call 11/1/2029	861,498
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	893,839
1,140,000	Philadelphia Gas Works Co., AGM, 4.00%, 08/1/2045, Call 08/1/2030	1,143,073
1,000,000	School District of Philadelphia, BAM-TCRS ST AID WITHHLDG, 4.00%, 09/1/2041, Call 09/1/2031	1,016,795
	School District of Philadelphia, SAW
5,000	5.00%, 09/1/2038, Call 09/1/2026	5,239
995,000	5.00%, 09/1/2038, Call 09/1/2026	1,019,375
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	913,454
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[3]	281,458
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 10/23/2024	500,094
		34,299,609

21

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PUERTO RICO — 0.7%
	Commonwealth of Puerto Rico
$30,777	5.38%, 07/1/2025	$30,960
61,305	5.63%, 07/1/2027	64,031
1,060,310	5.63%, 07/1/2029	1,145,626
1,558,579	5.75%, 07/1/2031	1,734,451
55,548	4.00%, 07/1/2033, Call 07/1/2031	55,654
71,485	0.00%, 07/1/2033, Call 07/1/2031	48,616
49,930	4.00%, 07/1/2035, Call 07/1/2031	49,881
42,853	4.00%, 07/1/2037, Call 07/1/2031	42,579
246,222	0.00%, 11/1/2043[1]	158,813
2,000,000	Puerto Rico Electric Power Authority, 5.00%, 07/1/2042, Call 11/4/2024[5]	845,000
5,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	5,051,773
		9,227,384
	RHODE ISLAND — 0.2%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,559,048
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	607,222
500,000	Rhode Island Housing & Mortgage Finance Corp., GNMA, 5.00%, 04/1/2049, Call 04/1/2033	531,825
		2,698,095
	SOUTH CAROLINA — 1.0%
1,000,000	Charleston County Airport District, 5.25%, 07/1/2049, Call 07/1/2034[3]	1,093,126
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,030,687
500,000	Patriots Energy Group Financing Agency, 5.25%, 10/1/2054, Call 05/1/2031[1]	543,230
500,000	South Carolina Jobs-Economic Development Authority, 6.00%, 02/1/2035, Call 11/4/20243 4 5	50,000
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[3]	2,089,250

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA (Continued)
	South Carolina Public Service Authority
$1,500,000	5.75%, 12/1/2047, Call 12/1/2032	$1,708,204
730,000	5.00%, 12/1/2055, Call 06/1/2025	732,357
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,023,567
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,096,761
		12,367,182
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,246,972

	TENNESSEE — 1.1%
1,220,000	Chattanooga-Hamilton County Hospital Authority, 5.00%, 10/1/2044, Call 11/26/2024	1,222,825
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
1,000,000	5.25%, 05/1/2053, Call 05/1/2033	1,092,751
2,000,000	4.00%, 10/1/2054, Call 10/1/2034	1,991,850
1,000,000	Metropolitan Government Nashville & Davidson County Sports Authority, AGM, 5.25%, 07/1/2056, Call 01/1/2034	1,095,506
	Metropolitan Nashville Airport Authority
1,000,000	5.50%, 07/1/2039, Call 07/1/2032[3]	1,137,272
1,000,000	5.25%, 07/1/2047, Call 07/1/2032[3]	1,083,260
	Tennergy Corp.
1,500,000	4.00%, 12/1/2051, Call 06/1/2028[1]	1,526,646
1,000,000	5.50%, 10/1/2053, Call 09/1/2030[1]	1,091,427
	Tennessee Energy Acquisition Corp.
1,000,000	5.63%, 09/1/2026	1,042,030
2,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	2,514,181
		13,797,748
	TEXAS — 6.4%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	84,643
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	324,629

22

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,015,000	Board of Regents of the University of Texas System, 4.00%, 08/15/2054, Call 08/15/2033	$1,000,412
	Central Texas Regional Mobility Authority
1,070,000	0.00%, 01/1/2027	998,128
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,079,378
2,310,000	Central Texas Turnpike System, 5.00%, 08/15/2038, Call 08/15/2034	2,633,913
1,125,000	City of Aubrey, AGC, 4.00%, 02/15/2049, Call 02/15/2034	1,100,276
1,000,000	City of Austin Airport System Revenue, 5.00%, 11/15/2035, Call 11/15/2026[3]	1,026,966
500,000	City of Beaumont TX Waterworks & Sewer System Revenue, BAM, 5.00%, 09/1/2049, Call 09/1/2033	539,518
1,000,000	City of Corpus Christi Utility System Revenue, 5.00%, 07/15/2049, Call 07/15/2034	1,096,440
1,400,000	City of Dallas Waterworks & Sewer System Revenue, 4.00%, 10/1/2043, Call 10/1/2033	1,417,845
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,026,710
1,000,000	City of El Paso Water & Sewer Revenue, 5.25%, 03/1/2049, Call 03/1/2033	1,103,962
1,255,000	City of Garland Electric Utility System Revenue, 4.00%, 03/1/2038, Call 03/1/2031	1,288,262
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	242,561
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,015,099
	City of Houston Airport System Revenue
750,000	5.00%, 07/15/2035, Call 07/15/2025[3]	753,576
1,500,000	4.00%, 07/15/2041, Call 07/15/2029[3]	1,476,672
1,125,000	City of Houston Airport System Revenue, AGM, 4.50%, 07/1/2053, Call 07/1/2033[3]	1,144,256

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	City of San Antonio Electric & Gas Systems Revenue, 5.25%, 02/1/2049, Call 08/1/2034	$1,119,762
1,650,000	City of Waco, 5.25%, 02/1/2054, Call 02/1/2034	1,831,844
	Clifton Higher Education Finance Corp.
100,000	4.40%, 12/1/2047, Call 11/4/2024	94,045
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,437,375
1,000,000	Conroe Independent School District, PSF, 4.00%, 02/15/2049, Call 02/15/2034	984,034
1,000,000	County of Harris Toll Road Revenue, 4.00%, 08/15/2045, Call 08/15/2030	1,003,109
1,000,000	Dallas Independent School District, PSF, 3.00%, 02/15/2028, Call 02/15/2025	1,001,025
1,000,000	Denton Independent School District, 5.00%, 08/15/2053, Call 08/15/2033	1,087,830
1,250,000	Fort Bend Independent School District, PSF, 4.00%, 08/1/2054[1]	1,289,213
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,058,427
1,500,000	Greater Texoma Utility Authority, AGM, 4.25%, 10/1/2053, Call 10/1/2032	1,496,816
	Harris County Cultural Education Facilities Finance Corp.
1,375,000	5.00%, 07/1/2035, Call 07/1/2034	1,600,443
3,000,000	4.00%, 10/1/2036, Call 10/1/2029	3,039,496
	Harris County Flood Control District
750,000	4.00%, 09/15/2043, Call 09/15/2033	758,618
1,000,000	4.00%, 09/15/2048, Call 09/15/2033	996,536
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,158,377
1,000,000	Harris County-Houston Sports Authority, AGM NATL-RE, 0.00%, 11/15/2038, Call 11/15/2030	483,130
1,055,000	Hurst-Euless-Bedford Independent School District, PSF, 4.00%, 08/15/2050, Call 08/15/2034	1,042,047

23

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	Lamar Consolidated Independent School District, AGM, 5.50%, 02/15/2058, Call 02/15/2033	$1,121,381
840,000	Lower Colorado River Authority, 5.25%, 05/15/2048, Call 05/15/2033	929,773
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 10/23/20243 4	502,321
1,055,000	New Caney Independent School District, PSF, 4.00%, 02/15/2049, Call 02/15/2034	1,039,756
2,505,000	New Hope Cultural Education Facilities Finance Corp., 5.00%, 07/1/2047, Call 07/1/2025[5]	2,505,000
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	388,185
1,500,000	5.00%, 04/1/2046, Call 10/23/2024	1,500,354
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,246,944
	North Texas Tollway Authority
500,000	4.13%, 01/1/2039, Call 01/1/2032	519,033
1,000,000	4.25%, 01/1/2049, Call 01/1/2028	988,642
1,000,000	Northside Independent School District, 3.45%, 08/15/2037, Call 08/15/2027	995,062
	Port of Beaumont Navigation District
250,000	5.00%, 01/1/2039, Call 01/1/20323 4	261,668
1,000,000	4.00%, 01/1/2050, Call 11/4/20243 4	879,593
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,079,095
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 11/4/2024[5]	600,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	303,516
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	1,766,123
	San Antonio Water System
1,000,000	5.00%, 05/15/2043, Call 05/15/2028	1,048,470
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	5.25%, 05/15/2052, Call 05/15/2032	$1,099,482
500,000	State of Texas, 5.50%, 08/1/2031, Call 08/1/2026[3]	521,155
1,400,000	Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 07/1/2043, Call 01/1/2029	1,459,275
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,512,967
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	566,683
830,000	6.25%, 12/15/2026	858,475
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	506,718
1,110,000	5.00%, 12/31/2040, Call 12/31/2025[3]	1,110,222
1,630,000	5.00%, 12/31/2045, Call 12/31/2025[3]	1,630,326
815,000	5.00%, 12/31/2055, Call 12/31/2025[3]	815,163
2,000,000	5.00%, 06/30/2058, Call 06/30/2029[3]	2,048,190
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,102,054
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	545,964
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,527,039
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,063,586
500,000	5.00%, 10/15/2047, Call 10/15/2032	546,617
	Town of Westlake
50,000	5.50%, 09/1/2025	50,049
200,000	6.13%, 09/1/2035, Call 09/1/2025	200,735
1,000,000	Trinity River Authority Denton Creek Wastewater Treatment System Revenue, 4.00%, 02/1/2044, Call 02/1/2034	1,001,069
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,216,730
		83,892,788

24

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	UTAH — 0.4%
$1,000,000	City of Salt Lake City Airport Revenue, BAM, 4.00%, 07/1/2039, Call 07/1/2031[3]	$1,004,994
1,500,000	County of Utah, 4.00%, 05/15/2045, Call 11/4/2024	1,469,569
750,000	Intermountain Power Agency, 4.00%, 07/1/2036, Call 07/1/2031	790,050
1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[3]	1,036,564
	Utah Charter School Finance Authority
500,000	4.50%, 07/15/2027[4]	499,840
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	487,852
		5,288,869
	VIRGIN ISLANDS — 0.1%
1,000,000	Matching Fund Special Purpose Securitization Corp., 5.00%, 10/1/2039, Call 10/1/2032	1,047,357

	VIRGINIA — 0.9%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	450,450
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,010,355
1,000,000	County of Fairfax, SAW, 3.00%, 10/1/2026, Call 11/4/2024	1,000,094
	Fairfax County Industrial Development Authority
1,000,000	5.00%, 05/15/2051, Call 05/15/2034	1,094,233
1,000,000	4.13%, 05/15/2054, Call 05/15/2034	993,061
30,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 11/4/2024[3]	30,009
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,095,131
1,000,000	Roanoke Economic Development Authority, 5.00%, 07/1/2047	1,168,265
	MUNICIPAL BONDS (Continued)
	VIRGINIA (Continued)
$405,000	Virginia Beach Development Authority, 7.00%, 09/1/2053, Call 09/1/2030	$471,949
	Virginia Small Business Financing Authority
500,000	4.00%, 01/1/2040, Call 01/1/2032[3]	487,581
500,000	5.00%, 12/31/2047, Call 12/31/2032[3]	531,217
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[3]	1,778,586
1,000,000	5.00%, 12/31/2056, Call 06/30/2027[3]	1,014,265
		11,125,196
	WASHINGTON — 2.9%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,066,115
3,500,000	County of King Sewer Revenue, 3.65%, 01/1/2042, Call 10/2/2024[1]	3,500,000
1,325,000	Grant County Public Hospital District No. 2, 5.00%, 12/1/2038, Call 12/1/2032	1,389,760
250,000	Jefferson County Public Hospital District No. 2, 6.63%, 12/1/2043, Call 12/1/2030	258,182
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,281,444
1,560,000	King County School District No. 406 Tukwila, School Bond Gty, 4.00%, 12/1/2031, Call 06/1/2026	1,585,527
20,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	21,658
700,000	Pierce County School District No. 10 Tacoma, School Bond Gty, 5.00%, 12/1/2048, Call 12/1/2034	778,484
	Port of Seattle
1,500,000	5.00%, 04/1/2044, Call 04/1/2029[3]	1,555,374
2,500,000	5.00%, 08/1/2047, Call 08/1/2032[3]	2,657,551
330,000	5.00%, 06/1/2048, Call 06/1/2034[3]	355,830
	Port of Seattle WA
750,000	5.25%, 07/1/2041, Call 07/1/2034[3]	834,007
1,500,000	5.25%, 07/1/2043, Call 07/1/2034[3]	1,653,755

25

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
$1,000,000	5.25%, 07/1/2049, Call 07/1/2034[3]	$1,084,085
1,360,000	Port of Tacoma, 5.00%, 12/1/2031[3]	1,508,647
	State of Washington
750,000	5.00%, 01/1/2025	753,215
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	1,736,052
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	1,816,067
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,588,532
150,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 10/18/2024	149,967
1,000,000	Three Rivers Regional Wastewater Authority, BAM, 4.13%, 09/1/2044, Call 03/1/2034	1,011,362
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	515,475
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	1,830,517
500,000	5.00%, 08/1/2038, Call 08/1/2029	531,980
1,000,000	5.00%, 10/1/2041, Call 11/4/2024	1,000,278
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	1,003,243
1,000,000	5.00%, 07/1/2058, Call 07/1/2028	1,014,474
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	1,124,129
750,000	Washington State Housing Finance Commission, 4.08%, 03/20/2040[1]	745,847
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,040,875
		37,392,432
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,026,305
750,000	West Virginia Hospital Finance Authority, 6.00%, 09/1/2048, Call 09/1/2033	864,317
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,060,328
		2,950,950
	WISCONSIN — 1.4%
1,000,000	Milwaukee Metropolitan Sewerage District, 4.00%, 10/1/2043, Call 10/1/2031	1,009,667
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
	Public Finance Authority
$415,000	4.00%, 07/1/2027, Call 11/4/2024	$414,648
2,000,000	4.30%, 11/1/2030, Call 05/1/2026[3]	2,009,668
500,000	5.75%, 02/1/2035, Call 02/1/2025	501,134
535,000	5.00%, 07/1/2037, Call 11/4/2024	535,159
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	1,026,162
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	485,269
500,000	5.00%, 06/1/2041, Call 06/1/2029[4]	513,846
500,000	5.00%, 02/1/2042, Call 02/1/2032	524,782
1,000,000	5.00%, 07/1/2042, Call 11/4/2024[3]	1,000,264
165,000	6.00%, 07/15/2042, Call 10/23/2024	165,151
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	451,585
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,006,731
345,000	6.38%, 01/1/2048, Call 01/1/20284 5	155,250
500,000	6.25%, 06/15/2048, Call 06/15/2033[4]	521,751
194,116	3.75%, 07/1/2051, Call 03/15/20281 4 5	142,612
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	222
7,085	0.00%, 01/1/20474 5	203
7,034	0.00%, 01/1/20484 5	191
6,984	0.00%, 01/1/20494 5	179
6,882	0.00%, 01/1/20504 5	164
7,540	0.00%, 01/1/20514 5	171
7,490	0.00%, 01/1/20524 5	158
7,388	0.00%, 01/1/20534 5	148
7,338	0.00%, 01/1/20544 5	138
7,237	0.00%, 01/1/20554 5	129
7,135	0.00%, 01/1/20564 5	122
7,085	0.00%, 01/1/20574 5	114
6,984	0.00%, 01/1/20584 5	106
6,933	0.00%, 01/1/20594 5	101
6,882	0.00%, 01/1/20604 5	94
6,781	0.00%, 01/1/20614 5	88
6,730	0.00%, 01/1/20624 5	82
6,629	0.00%, 01/1/20634 5	77
6,579	0.00%, 01/1/20644 5	73
6,528	0.00%, 01/1/20654 5	68

26

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$6,427	0.00%, 01/1/20664 5	$62
83,706	0.00%, 01/1/20674 5	739
500,000	Public Finance Authority, BAM, 5.38%, 07/1/2047, Call 07/1/2032	546,458
1,000,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2043, Call 10/1/2028	1,036,854
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,096,885
500,000	Wisconsin Center District, AGM MORAL OBLIG, 0.00%, 12/15/2045, Call 12/15/2030	202,967
	Wisconsin Health & Educational Facilities Authority
1,000,000	4.00%, 12/1/2046, Call 12/1/2031	985,382
1,125,000	5.00%, 10/1/2054, Call 07/1/2034[1]	1,268,841
1,000,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, GNMA/FNMA/FHLMC, 4.38%, 09/1/2044, Call 03/1/2033	1,011,646
		18,616,141
	WYOMING — 0.1%
1,180,000	Wyoming Community Development Authority, GNMA/FHLMC/FNMA COLL, 3.00%, 06/1/2050, Call 12/1/2030	1,166,001
	TOTAL MUNICIPAL BONDS
	(Cost 960,311,969)	966,673,735

Number of Shares
	EXCHANGE-TRADED FUNDS — 11.1%
1,327,319	iShares National Muni Bond ETF	144,186,663
10,450	VanEck CEF Muni Income ETF	242,125
		144,428,788
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost 140,913,031)	144,428,788

	CLOSED-END MUTUAL FUNDS — 0.7%
10,127	BlackRock Long-Term Municipal Advantage Trust	108,561
783	BlackRock MuniAssets Fund, Inc.	9,709
Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
11,961	BlackRock Municipal Income Fund, Inc.	$150,469
1,273	BlackRock Municipal Income Trust - Class USD INC	13,456
12,488	BlackRock MuniHoldings Fund, Inc.	157,973
1,410	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	17,103
3,273	BlackRock MuniHoldings Quality Fund II, Inc.	34,988
46,907	BlackRock MuniVest Fund, Inc.	356,493
5,188	BlackRock MuniYield Quality Fund II, Inc.	56,134
26,617	BlackRock MuniYield Quality Fund, Inc.	348,949
54,677	BNY Mellon Municipal Income, Inc.	399,689
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	793,895
34,014	BNY Mellon Strategic Municipals, Inc.	221,431
11,444	DTF Tax-Free Income 2028 Term Fund, Inc.	128,974
66,923	DWS Municipal Income Trust	667,222
444	Eaton Vance Municipal Bond Fund	4,777
34,009	Invesco Advantage Municipal Income Trust II	316,624
5,070	Invesco Municipal Income Opportunities Trust	34,780
24,498	Invesco Municipal Opportunity Trust	251,595
29,627	Invesco Municipal Trust	303,973
10,700	Invesco Quality Municipal Income Trust	111,708
15,010	Invesco Trust for Investment Grade Municipals	158,506
12,605	Invesco Value Municipal Income Trust	162,352
7,506	Neuberger Berman Municipal Fund, Inc.	83,392
21,563	Nuveen AMT-Free Municipal Credit Income Fund	288,729
21,738	Nuveen AMT-Free Quality Municipal Income Fund	260,204
20,085	Nuveen California Quality Municipal Income Fund	238,811
36,371	Nuveen Municipal Credit Income Fund	476,460
51	Nuveen New York AMT-Free Quality Municipal Income Fund	571

27

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
15,085	Nuveen Quality Municipal Income Fund	$186,752
18,314	PIMCO Municipal Income Fund III	151,274
37,184	Pioneer Municipal High Income Advantage Fund, Inc.	328,707
113,738	Pioneer Municipal High Income Fund, Inc.	1,091,885
86,507	Western Asset Managed Municipals Fund, Inc.	937,736
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost 10,228,269)	8,853,882

	PRIVATE INVESTMENTS[7] — 9.6%
	PRIVATE FUNDS — 9.4%
	MacKay Municipal Credit Opportunities Fund, LP* 8	28,828,757
	MacKay Municipal Opportunities Fund, LP* 9	94,571,660
		123,400,417
	PRIVATE COMPANY — 0.2%
926	Vistra Vision LLC - Class B Units* 10	2,323,537
	TOTAL PRIVATE INVESTMENTS
	(Cost 95,622,966)	125,723,954

	SHORT-TERM INVESTMENTS — 3.7%
40,477,307	BlackRock MuniCash - Institutional Shares, 3.05%[11]	40,481,355
7,375,167	JPMorgan Prime Money Market Fund - Institutional Shares, 4.87%[11]	7,380,329
	TOTAL SHORT-TERM INVESTMENTS
	(Cost 47,859,436)	47,861,684

	TOTAL INVESTMENTS — 99.2%
	(Cost 1,254,935,671)	1,293,542,043
	Other assets less liabilities — 0.8%	10,664,808

	TOTAL NET ASSETS — 100.0%	$1,304,206,851

*	Non-income producing security.

[1]

Term rate bond subject to mandatory purchase at the end of the initial term, which then may be converted into another term or interest rate. The rate is the coupon as of the end of the reporting period.

[2]	Floating rate security.

[3]	Security may be exempt from Alternative Minimum Tax.

[4]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of September 30, 2024, the aggregate fair value of these investments is $51,034,566 or 3.9% of the Fund’s net assets.

[5]	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

[6]	Rounds to less than 0.05%.

[7]

The Private Investments are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of September 30, 2024, the aggregate fair value of these investments is $125,723,954 or 9.6% of the Fund’s net assets.

[8]	The investment was acquired on 3/1/2016. The cost is $19,752,111.

[9]	The investment was acquired on 3/1/2016. The cost is $74,905,725.

[10]	The investment was acquired on 3/4/2024. The cost is $965,130 or $1,042 per unit.

[11]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

ETF — Exchange-Traded Fund

GNMA — Government National Mortgage Association

LLC — Limited Liability Company

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

ST RES FD GTY — State Resource Fund Guaranty

28

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Schedule of Open Futures Contracts:

At September 30, 2024, the Aspiriant Risk-Managed Municipal Bond Fund had futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Notional Value at Time of Purchase	Notional Value as of 9/30/2024	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts:
December 2024	35	Ultra 10-Year U.S. Treasury Note Futures	$(4,130,873)	$(4,140,391)	$(9,518)
			$(4,130,873)	$(4,140,391)	$(9,518)

See accompanying Notes to Financial Statements.

29

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUNDS — 26.2%
	ALTERNATIVE DIVERSIFIERS — 26.2%
3,949,084	GMO Equity Dislocation Investment Fund - Class A1 2	$87,037,818
566,140	Lazard Rathmore Alternative Fund - Class E* 1 2	61,743,340
1,698,208	Managed Fund/Bridgewater Fund Limited* 2 3 4	143,473,816
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUNDS
	(Cost 296,766,175)	292,254,974

	OPEN-END MUTUAL FUNDS — 50.9%
	ALTERNATIVE DIVERSIFIERS — 10.2%
5,520,070	BlackRock Event Driven Equity Fund - Institutional Shares	56,691,121
5,284,818	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	56,970,334
		113,661,455
	CORE/ALTERNATIVE DIVERSIFIERS — 40.7%
12,042,362	GMO Benchmark-Free Allocation Fund - Class IV2 5	334,416,393
5,722,954	JPMorgan Global Allocation Fund - Class R6	120,811,554
		455,227,947
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost 517,156,367)	568,889,402

	EXCHANGE-TRADED FUND — 5.4%
	REAL ASSET — 5.4%
1,215,646	iShares Gold Trust*	60,417,607
	TOTAL EXCHANGE-TRADED FUND
	(Cost 41,142,446)	60,417,607

	PRIVATE FUNDS[6] — 14.6%
	ALTERNATIVE DIVERSIFIERS — 11.7%
	Elliott Associates, LP* [7]	58,953,749
33,909	Millennium International, Ltd. - Class GG* [8]	70,816,738
		129,770,487
	CORE DIVERSIFIER — 2.9%
	All Weather Portfolio Limited* [9]	32,571,504
		32,571,504
	TOTAL PRIVATE FUNDS
	(Cost 113,868,864)	162,341,991

Number of Shares		Value

	SHORT-TERM INVESTMENT — 2.8%
31,594,432	JPMorgan Prime Money Market Fund - Institutional Shares, 4.87%[10]	$31,616,548
	TOTAL SHORT-TERM INVESTMENT
	(Cost 31,601,911)	31,616,548

	TOTAL INVESTMENTS — 99.9%
	(Cost 1,000,535,763)	1,115,520,522
	Other assets less liabilities — 0.1%	1,581,675

	TOTAL NET ASSETS — 100.0%	$1,117,102,197

*	Non-income producing security.

[1]	Domiciled in Ireland.

[2]	Affiliated investments for which ownership exceeds 5% of the investment’s capital. Please refer to Note 5, Investments in Affiliated Issuers, in the Notes to Financial Statements.

[3]	Domiciled in Jersey. In the United States the security is offered in private placement transactions and as such is restricted as to resale.

[4]	The investment was acquired on 9/27/2022. The cost is $159,000,000.

[5]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[6]

The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of September 30, 2024, the aggregate fair value of these investments is $162,341,991 or 14.6% of the Fund’s net assets.

[7]	The investment was acquired on 1/2/2020. The cost is $47,168,000.

[8]	The investment was acquired on 1/1/2020. The cost is $41,792,089 or $1,232 per share.

[9]	The investment was acquired on 5/1/2018. The cost is $24,908,775.

[10]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership

Ltd. — Limited

See accompanying Notes to Financial Statements.

30

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 22.7%
	BERMUDA — 0.1%
12,900	Arch Capital Group Ltd.*	$1,443,252
854	Everest Group Ltd.	334,623
1,500	Orient Overseas International Ltd.	21,110
		1,798,985
	BRAZIL — 0.0%[1]
32,708	Telefonica Brasil S.A. - ADR[2]	335,911

	CANADA — 0.1%
4,984	Agnico Eagle Mines Ltd.	401,511
7,969	TFI International, Inc.[2]	1,091,543
		1,493,054
	CAYMAN ISLANDS — 0.2%
7,500	Meituan - Class B*	159,266
42,643	Tencent Holdings Ltd.	2,371,159
		2,530,425
	CHINA — 0.1%
260,000	China Shenhua Energy Co., Ltd.	1,157,973

	DENMARK — 0.2%
15,800	AP Moller - Maersk A/S - ADR	131,930
6,452	DSV A/S	1,327,887
13,202	Novo Nordisk A/S - ADR	1,571,962
		3,031,779
	FRANCE — 0.9%
3,379	Alstom S.A.*	70,205
6,379	Capgemini S.E.	1,377,230
10,168	Dassault Systemes SE	403,881
542	L’Oreal S.A.	243,107
3,193	LVMH Moet Hennessy Louis Vuitton S.E.	2,448,635
255	Pernod Ricard S.A.	38,580
10,198	Publicis Groupe S.A.	1,116,032
25,829	Safran S.A.	6,078,158
33,079	Vivendi S.E.	382,665
		12,158,493
	GERMANY — 0.6%
6,343	Allianz S.E.	2,086,334
7,790	Knorr-Bremse A.G.	694,127
1,191	Muenchener Rueckversicherungs-Gesellschaft A.G.	656,294

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
1,583	Rheinmetall A.G.	$860,560
20,918	SAP S.E.	4,784,629
		9,081,944
	GUERNSEY — 0.0%[1]
7,861	Amdocs Ltd.	687,680

	HONG KONG — 0.0%[1]
64,000	Beijing Enterprises Holdings Ltd.	227,595
92,000	China Merchants Port Holdings Co., Ltd.	145,777
		373,372
	INDIA — 0.2%
21,539	Axis Bank Ltd.	1,566,172
7,455	Dr Reddy’s Laboratories Ltd. - ADR[2]	592,300
58,180	Infosys Ltd. - ADR[2]	1,295,669
		3,454,141
	IRELAND — 0.6%
15,198	Accenture PLC - Class A	5,372,189
5,953	Flutter Entertainment PLC*	1,399,857
4,364	ICON PLC*	1,253,821
		8,025,867
	ISRAEL — 0.1%
1,563	Elbit Systems Ltd.	312,756
2,571	Nice Ltd. - ADR* [2]	446,506
		759,262
	JAPAN — 0.6%
4,200	Bandai Namco Holdings, Inc.	95,836
25,113	FUJIFILM Holdings Corp.	650,098
18,600	Honda Motor Co., Ltd.	198,580
10,000	Itochu Corp.	538,951
2,525	Keyence Corp.	1,210,137
55,300	MS&AD Insurance Group Holdings, Inc.	1,299,782
90,400	Nippon Steel Corp.	2,026,057
347,500	Nippon Telegraph & Telephone Corp.	356,252
18,800	Ono Pharmaceutical Co., Ltd.	252,359
12,638	Recruit Holdings Co., Ltd.	767,789
52,500	Renesas Electronics Corp.	761,915
48,900	Resona Holdings, Inc.[2]	342,647
170	Shin-Etsu Chemical Co., Ltd.	7,104

31

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
30	Toyota Motor Corp.	$539
		8,508,046
	KOREA — 0.0%[1]
3,204	KB Financial Group, Inc.	197,694

	LUXEMBOURG — 0.1%
2,676	Spotify Technology S.A.*	986,186
2,828	Tenaris S.A. - ADR[2]	89,902
		1,076,088
	NETHERLANDS — 0.3%
11,203	AerCap Holdings N.V.	1,061,148
2,132	ASML Holding N.V.	1,773,527
3,851	NXP Semiconductors N.V.	924,279
48,163	Stellantis N.V.[2]	676,690
		4,435,644
	SINGAPORE — 0.2%
48,541	Flex Ltd.*	1,622,726
233,200	Singapore Telecommunications Ltd.	586,361
		2,209,087
	SOUTH KOREA — 0.0%[1]
894	POSCO Holdings, Inc. - ADR	62,571
1	Woori Financial Group, Inc. - ADR	36
		62,607
	SPAIN — 0.2%
14,833	Amadeus IT Group S.A.	1,074,243
20,566	Industria de Diseno Textil S.A.[2]	1,218,052
25,268	Repsol S.A.	333,267
		2,625,562
	SWEDEN — 0.1%
50,260	Volvo A.B. - B Shares	1,329,487

	SWITZERLAND — 0.6%
6,065	Garmin Ltd.	1,067,622
11,795	Holcim A.G.	1,155,118
24,524	Nestle S.A.	2,464,477
15,043	Novartis A.G.	1,732,087
6,058	Roche Holding A.G.	1,938,664
227	Zurich Insurance Group A.G.	137,144
		8,495,112
	TAIWAN — 0.8%
24,560	MediaTek, Inc.	905,172

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
247,282	Taiwan Semiconductor Manufacturing Co., Ltd.	$7,456,579
13,685	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,376,674
66,650	United Microelectronics Corp. - ADR[2]	561,193
		11,299,618
	UNITED KINGDOM — 1.4%
12,411	AstraZeneca PLC	1,933,466
1	AstraZeneca PLC - ADR	78
123,283	Compass Group PLC	3,952,414
50,312	Diageo PLC	1,757,393
66,355	GSK PLC	1,351,055
464,348	Haleon PLC	2,429,701
12,712	London Stock Exchange Group PLC	1,740,413
22,271	Shell PLC	722,510
95,320	Unilever PLC	6,179,910
28,246	Vodafone Group PLC - ADR	283,025
		20,349,965
	UNITED STATES — 15.3%
40,984	Abbott Laboratories	4,672,586
7,272	Adtalem Global Education, Inc.*	548,891
12,168	Aflac, Inc.	1,360,382
50,931	Alphabet, Inc. - Class A	8,446,906
22,950	Alphabet, Inc. - Class C	3,837,010
42,139	Amazon.com, Inc.*	7,851,760
5,092	American Express Co.	1,380,950
72,420	Apple, Inc.	16,873,860
10,684	Ares Management Corp. - Class A	1,664,995
2,367	Arista Networks, Inc.*	908,502
417	Atmos Energy Corp.[2]	57,842
1,608	Bio-Rad Laboratories, Inc. - Class A*	538,005
4,398	Broadcom, Inc.	758,655
5,047	Cencora, Inc.	1,135,979
1,635	Chemed Corp.	982,586
5,174	Church & Dwight Co., Inc.	541,821
7,889	Cigna Group	2,733,065
23,041	Cisco Systems, Inc.	1,226,242
5,859	CNX Resources Corp.* [2]	190,828
66,970	Coca-Cola Co.	4,812,464
10,045	Constellation Brands, Inc. - Class A	2,588,496

32

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,127	Constellation Energy Corp.	$813,083
3,204	Corpay, Inc.*	1,002,083
1,740	Costco Wholesale Corp.	1,542,545
7,793	Dolby Laboratories, Inc. - Class A	596,398
883	DT Midstream, Inc.	69,457
11,694	Elevance Health, Inc.	6,080,880
6,109	Eli Lilly & Co.	5,412,207
1,243	Evercore, Inc. - Class A2	314,902
1,807	Exelixis, Inc.*	46,892
4,786	Expeditors International of Washington, Inc.	628,880
2,180	Gartner, Inc.*	1,104,737
8,535	GoDaddy, Inc.*	1,338,117
8,931	Hilton Worldwide Holdings, Inc.	2,058,595
146	Home Depot, Inc.	59,159
302	Humana, Inc.	95,655
1,085	Intuit, Inc.	673,785
8,876	Intuitive Surgical, Inc.*	4,360,513
33,916	Johnson & Johnson	5,496,427
13,322	KKR & Co., Inc.	1,739,587
3,021	KLA Corp.	2,339,493
4,813	Lam Research Corp.	3,927,793
2,653	Lancaster Colony Corp.	468,440
6,113	Lennar Corp. - Class A	1,146,065
4,547	Marathon Oil Corp.	121,087
5,023	Marriott International, Inc. - Class A	1,248,718
3,308	Mastercard, Inc. - Class A	1,633,490
842	McCormick & Co., Inc.	69,297
2,461	McDonald’s Corp.	749,399
36,925	Merck & Co., Inc.	4,193,203
13,502	Meta Platforms, Inc. - Class A	7,729,085
42,184	Microsoft Corp.	18,151,775
750	Monster Beverage Corp.*	39,128
2,858	Motorola Solutions, Inc.	1,285,043
13,400	Nasdaq, Inc.	978,334
838	Netflix, Inc.*	594,368
30,542	NVIDIA Corp.	3,709,020
38	NVR, Inc.*	372,848
36,213	Oracle Corp.	6,170,695
1,044	O’Reilly Automotive, Inc.*	1,202,270
29,731	Otis Worldwide Corp.	3,090,240

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
13,448	Philip Morris International, Inc.	$1,632,587
12,094	Pinterest, Inc.*	391,483
3,892	Premier, Inc. - Class A	77,840
5,113	Procter & Gamble Co.	885,572
13,596	Quest Diagnostics, Inc.	2,110,779
5,989	Republic Services, Inc.	1,202,831
5,800	Ross Stores, Inc.	872,958
3,545	Royal Gold, Inc.[2]	497,363
2,577	S&P Global, Inc.	1,331,330
18,771	Salesforce, Inc.	5,137,810
158	Seaboard Corp.	495,646
2,385	Stryker Corp.	861,605
2,523	Synopsys, Inc.*	1,277,622
8,578	Targa Resources Corp.	1,269,630
24,517	Texas Instruments, Inc.	5,064,477
2,594	Thermo Fisher Scientific, Inc.	1,604,571
34,458	TJX Cos., Inc.	4,050,193
7,607	T-Mobile US, Inc.	1,569,781
9,148	Tradeweb Markets, Inc. - Class A2	1,131,333
69,910	U.S. Bancorp	3,196,984
26,066	U.S. Foods Holding Corp.*	1,603,059
25,304	Uber Technologies, Inc.*	1,901,849
3,277	United Therapeutics Corp.*	1,174,313
13,680	UnitedHealth Group, Inc.	7,998,422
21,756	Visa, Inc. - Class A2	5,981,812
36,796	Walmart, Inc.	2,971,277
89,453	Wells Fargo & Co.	5,053,200
9,377	Welltower, Inc. - REIT	1,200,537
13,974	Werner Enterprises, Inc.	539,257
		218,851,639
	TOTAL COMMON STOCKS
	(Cost 209,711,308)	324,329,435

	EXCHANGE-TRADED FUNDS — 13.1%
835,534	iShares MSCI Global Min Vol Factor ETF	95,693,709
2,827,981	Schwab Fundamental Emerging Markets Equity ETF[2]	91,258,947
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost 138,880,483)	186,952,656

33

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2024 (Unaudited)

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUND — 6.2%
4,024,239	GMO Equity Dislocation Investment Fund - Class A3 4	$88,694,236
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUND
	(Cost 84,032,201)	88,694,236

	OPEN-END MUTUAL FUNDS — 42.7%
2,994,629	AQR Large Cap Defensive Style Fund - Class R6	76,602,610
2,716,773	Baillie Gifford Emerging Markets Equities Fund - Class K	58,872,470
13,630,329	GMO Quality Fund - Class VI5 6	475,425,858
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost 416,279,680)	610,900,938

	PRIVATE FUNDS[7] — 12.3%
	RIEF Strategic Partners Fund LLC* [8]	123,630,064
	Viking Global Equities LP* [9]	52,880,536
	TOTAL PRIVATE FUNDS
	(Cost 128,536,250)	176,510,600

	SHORT-TERM INVESTMENTS — 3.4%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 0.8%
	Collateral Investments	10,923,501

	MONEY MARKET FUNDS — 2.6%
37,280,730	JPMorgan Prime Money Market Fund - Institutional Shares, 4.87%[10]	37,306,827
	TOTAL SHORT-TERM INVESTMENTS
	(Cost 48,208,971)	48,230,328

	TOTAL INVESTMENTS — 100.4%
	(Cost 1,025,648,893)	1,435,618,193
	Liabilities in excess of other assets — (0.4)%	(5,520,784)

	TOTAL NET ASSETS — 100.0%	$1,430,097,409

*	Non-income producing security.

[1]	Rounds to less than 0.05%.

[2]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $16,659,163.

[3]	Domiciled in Ireland.

[4]	Affiliated investments for which ownership exceeds 5% of the investment’s capital. Please refer to Note 5, Investments in Affiliated Issuers, in the Notes to Financial Statements.

[5]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[6]	The Fund primarily invests in global equities.

[7]

The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of September 30, 2024, the aggregate fair value of these investments is $176,510,600 or 12.3% of the Fund’s net assets.

[8]	The investment was acquired on 7/2/2018. The cost is $78,536,250.

[9]	The investment was acquired on 12/1/2023. The cost is $50,000,000.

[10]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

34

ASPIRIANT TRUST

Statements of Assets and Liabilities

As of September 30, 2024 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
ASSETS:
Unaffiliated investments, at value (cost $324,589,976, $1,254,935,671, $393,529,158 and $941,616,692, respectively)	$315,809,899	$1,293,542,043	$488,849,155	$1,346,923,957	[1]
Affiliated investments, at value (cost $0, 0, 607,006,605 and 84,032,201, respectively)	—	—	626,671,367	88,694,236
Cash	173,423	—	—	699,755
Foreign currency, at value (cost $0, $0, $0 and $83,705, respectively)	—	—	—	88,220
Investments purchased in advance	—	8,000,000	—	—
Receivables:
Investments sold	—	—	3,727,197	7,459,153
Deposits with brokers for futures contracts	—	118,565	—	—
Fund shares sold	202,950	1,294,390	17,455	6,485
Dividends and interest	—	13,287,079	200,733	1,082,568
Other receivables	—	—	—	3,402
Other prepaid expenses	19,007	41,210	13,775	16,767
Total assets	316,205,279	1,316,283,287	1,119,479,682	1,444,974,543

LIABILITIES:
Unrealized depreciation on:
Futures	—	9,518	—	—
Payables:
Investments purchased	—	11,008,249	—	2,964,344
Securities lending collateral (see Note 2)	—	—	—	10,923,501
Fund shares redeemed	—	115,941	2,148,248	610,806
Distributions payable	196,453	527,195	—	—
Due to Adviser	20,529	220,747	90,032	178,523
Accrued fund accounting fees	12,212	69,644	42,439	61,171
Accrued administrative servicing fees	9,753	39,604	15,773	54,073
Accrued fund administration fees	9,088	40,781	35,054	43,896
Accrued transfer agent fees and expenses	4,952	4,933	5,094	5,114
Accrued Chief Compliance Officer fees	1,609	1,609	1,609	1,609
Accrued custody fees	1,062	6,741	1,562	8,975
Accrued Trustees’ fees	99	99	99	99
Accrued other expenses	133,235	31,375	37,575	25,023
Total liabilities	388,992	12,076,436	2,377,485	14,877,134
Commitments and contingencies (see Note 2)

NET ASSETS	$315,816,287	$1,304,206,851	$1,117,102,197	$1,430,097,409

[1]	Includes 16,659,163 of securities on loan to unaffiliated broker-dealers. Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

35

ASPIRIANT TRUST

Statements of Assets and Liabilities (Continued)

As of September 30, 2024 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, no par value)	$335,259,244	$1,340,917,618	$1,047,803,577	$924,120,514
Total distributable earnings (losses)	(19,442,957)	(36,710,767)	69,298,620	505,976,895
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$315,816,287	$1,304,206,851	$1,117,102,197	$1,430,097,409

SHARES ISSUED AND OUTSTANDING	36,054,370	137,270,612	101,075,939	84,090,827	^
NET ASSET VALUE PER SHARE	$8.76	$9.50	$11.05	$17.01	^

^    Advisor Shares

See accompanying Notes to Financial Statements.

36

ASPIRIANT TRUST

Statements of Operations

As of September 30, 2024 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments (net of foreign withholding taxes of $0, $0, $0 and $142,607, respectively)	$6,102,141	$2,173,705	$2,041,818	$4,785,174
Dividends from affiliated investments	—	—	1,127,961	413,485
Interest income from unaffiliated investments	713,561	19,966,439	979,947	1,198,988
Net securities lending income	—	—	—	35,470
Total investment income	6,815,702	22,140,144	4,149,726	6,433,117

EXPENSES:
Advisory fees	368,640	1,714,531	573,916	1,661,901
Administrative services fees	147,454	635,006	573,916	692,446
Fund accounting fees	39,918	218,042	125,265	182,567
Trustees’ fees and expenses	37,162	37,162	37,162	37,162
Fund administration fees	29,161	125,600	113,499	136,935
Legal fees	27,383	37,297	31,876	32,068
Audit and tax fees	20,602	22,432	20,844	42,102
Registration fees	16,371	33,107	13,338	11,092
Transfer agent fees and expenses	14,800	14,674	15,224	15,232
Chief Compliance Officer fees	9,526	9,526	9,526	9,526
Insurance fees	5,339	5,339	5,339	5,339
Regulatory services	5,164	6,668	5,164	5,715
Shareholder reporting fees	4,553	4,953	6,932	6,655
Custody fees	3,342	20,935	4,342	28,404
Other expenses	6,586	8,187	16,724	2,775
Total expenses	736,001	2,893,459	1,553,067	2,869,919
Less: Advisory fees waived	(250,675)	(380,999)	—	(554,149)
Less: Administrative services fees waived	(98,539)	(425,034)	(500,046)	(394,447)
Net expenses	386,787	2,087,426	1,053,021	1,921,323
Net investment income	6,428,915	20,052,718	3,096,705	4,511,794

37

ASPIRIANT TRUST

Statements of Operations (Continued)

As of September 30, 2024 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Unaffiliated investments	$(4,514)	$538,875	$7,151,602	$28,257,331
Affiliated investments	—	—	(2,963,852)	—
Foreign currency translations	—	—	—	(11,935)
Futures contracts	—	3,895	—	—
Capital gain distributions from unaffiliated investments	—	—	—	89,125
Total net realized gain (loss)	(4,514)	542,770	4,187,750	28,334,521
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	9,680,667	19,608,042	22,025,423	91,113,116
Affiliated investments	—	—	8,422,854	(2,215,227)
Foreign currency translations	—	—	—	37,906
Futures contracts change	—	(9,518)	—	—
Total net change in unrealized appreciation (depreciation)	9,680,667	19,598,524	30,448,277	88,935,795
Net realized and unrealized gain (loss)	9,676,153	20,141,294	34,636,027	117,270,316
Net Increase in Net Assets from Operations	$16,105,068	$40,194,012	$37,732,732	$121,782,110

See accompanying Notes to Financial Statements.

38

ASPIRIANT TRUST

Statements of Changes in Net Assets

	Risk-Managed Taxable Bond Fund		Risk-Managed Municipal Bond Fund
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$6,428,915	$10,951,012	$20,052,718	$33,964,557
Net realized gain (loss) on investments	(4,514)	(6,927,817)	542,770	(3,884,350)
Net change in unrealized appreciation on investments	9,680,667	7,262,587	19,598,524	14,413,637
Change in net assets resulting from operations	16,105,068	11,285,782	40,194,012	44,493,844

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(6,242,998)	(11,800,165)	(22,405,671)	(40,417,767)

CAPITAL SHARE TRANSACTIONS:
Shares sold	51,872,329	110,316,291	113,077,239	495,508,284
Shares issued for reinvestment of distributions	5,861,239	11,092,153	21,384,661	38,588,320
Shares redeemed	(21,100,482)	(48,122,053)	(80,798,858)	(328,311,608)
Change in net assets resulting from capital stock transactions	36,633,086	73,286,391	53,663,042	205,784,996

Change in net assets	$46,495,156	$72,772,008	$71,451,383	$209,861,073

NET ASSETS:
Beginning of period	269,321,131	196,549,123	1,232,755,468	1,022,894,395
End of period	$315,816,287	$269,321,131	$1,304,206,851	$1,232,755,468

TRANSACTIONS IN SHARES:
Shares sold	6,093,775	13,060,590	12,043,875	53,679,336
Shares issued for reinvestment of distributions	679,305	1,318,576	2,270,105	4,181,603
Shares redeemed	(2,455,673)	(5,732,461)	(8,594,334)	(36,023,103)
Change in shares outstanding	4,317,407	8,646,705	5,719,646	21,837,836

See accompanying Notes to Financial Statements.

39

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund		Risk-Managed Equity Allocation Fund
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$3,096,705	$31,284,133	$4,511,794	$23,114,877
Net realized gain (loss) on investments and foreign currency	4,187,750	13,974,431	28,334,521	77,151,213
Net change in unrealized appreciation on investments and foreign currency	30,448,277	79,786,090	88,935,795	152,495,401
Change in net assets resulting from operations	37,732,732	125,044,654	121,782,110	252,761,491

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	—	(48,454,401)	—	(74,826,037)

CAPITAL SHARE TRANSACTIONS:
Shares sold	20,238,631	104,876,200	19,315,741	86,673,060
Shares issued for reinvestment of distributions	—	46,173,138	—	69,284,503
Shares redeemed	(186,457,492)	(321,570,706)	(102,731,977)	(394,902,465)
Change in net assets resulting from capital stock transactions	(166,218,861)	(170,521,368)	(83,416,236)	(238,944,902)

Change in net assets	$(128,486,129)	$(93,931,115)	$38,365,874	$(61,009,448)

NET ASSETS:
Beginning of period	1,245,588,326	1,339,519,441	1,391,731,535	1,452,740,983
End of period	$1,117,102,197	$1,245,588,326	$1,430,097,409	$1,391,731,535

TRANSACTIONS IN SHARES^:
Shares sold	1,866,458	10,182,015	1,197,161	5,980,977
Shares issued for reinvestment of distributions	—	4,495,924	—	4,821,469
Shares redeemed	(17,304,880)	(31,029,812)	(6,433,010)	(27,048,514)
Change in shares outstanding	(15,438,422)	(16,351,873)	(5,235,849)	(16,246,068)

^	Represents Advisor Shares transactions for Aspiriant Risk-Managed Equity Allocation Fund.

See accompanying Notes to Financial Statements.

40

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Financial Highlights

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020
Net asset value, beginning of period	$8.49	$8.51	$9.27	$10.06	$10.13	$10.53	$9.99

Income from Investment Operations:
Net investment income	0.19	0.42	0.40	0.25	0.26	0.03	0.33
Net realized and unrealized gain (loss) on investments	0.26	0.01	(0.77)	(0.61)	0.21	(0.35)	0.56
Total from investment operations	0.45	0.43	(0.37)	(0.36)	0.47	(0.32)	0.89

Less Distributions:
From net investment income	(0.18)	(0.45)	(0.39)	(0.22)	(0.47)	(0.08)	(0.35)
From net realized gain	—	—	(0.00)[2]	(0.21)	(0.07)	—	—
Total distributions	(0.18)	(0.45)	(0.39)	(0.43)	(0.54)	(0.08)	(0.35)

Net assets value, end of period	$8.76	$8.49	$8.51	$9.27	$10.06	$10.13	$10.53

Total return	5.31%	5.15%	(3.89)%	(3.76)%	4.58%	(3.06)%[3]	9.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$315,816	$269,321	$196,549	$205,520	$213,549	$276,744	$300,398
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[4]	0.50%[5]	0.54%	0.56%	0.52%	0.50%	0.58%[5]	0.51%
Expense Waiver[4]	(0.24)%[5]	(0.24)%	(0.24)%	(0.24)%	(0.24)%	(0.24)%[5]	(0.24)%
Total expenses after expense waiver[4]	0.26%[5]	0.30%	0.32%	0.28%	0.26%	0.34%[5]	0.27%
Net investment income[4]	4.35%[5]	5.03%	4.60%	2.52%	2.35%	2.87%[5]	3.33%
Portfolio turnover rate	0%[3]	14%	19%	24%	20%	5%[3]	4%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Rounds to less than 0.005.

[3]	Not annualized.

[4]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

[5]	Annualized.

See accompanying Notes to Financial Statements.

41

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020
Net asset value, beginning of period	$9.37	$9.32	$9.76	$10.46	$10.11	$10.68	$10.07

Income from Investment Operations:
Net investment income	0.17	0.37	0.25	0.26	0.20	0.02	0.27
Net realized and unrealized gain (loss) on investments	0.13	0.02	(0.35)	(0.55)	0.51	(0.50)	0.70
Total from investment operations	0.30	0.39	(0.10)	(0.29)	0.71	(0.48)	0.97

Less Distributions:
From net investment income	(0.17)	(0.34)	(0.33)	(0.35)	(0.36)	(0.09)	(0.36)
From net realized gain	—	—	(0.01)	(0.06)	—	—	—
Total distributions	(0.17)	(0.34)	(0.34)	(0.41)	(0.36)	(0.09)	(0.36)

Net assets value, end of period	$9.50	$9.37	$9.32	$9.76	$10.46	$10.11	$10.68

Total return	3.17%[2]	4.30%	(0.88)%	(2.87)%	7.10%	(4.55)%[2]	9.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,304,207	$1,232,755	$1,022,894	$1,140,093	$1,171,205	$1,490,711	$1,626,461
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[3]	0.45%[4]	0.48%	0.47%	0.45%	0.45%	0.47%[4]	0.45%
Expense Waiver[3]	(0.13)%[4]	(0.13)%	(0.13)%	(0.13)%	(0.13)%	(0.13)%[4]	(0.13)%
Total expenses after expense waiver[3]	0.32%[4]	0.35%	0.34%	0.32%	0.32%	0.34%[4]	0.32%
Net investment income[3]	3.15%[4]	3.15%	2.84%	2.32%	2.40%	2.37%[4]	2.55%
Portfolio turnover rate	9%[2]	21%	49%	11%	16%	6%[2]	24%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Not annualized.

[3]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

[4]	Annualized.

See accompanying Notes to Financial Statements.

42

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020
Net asset value, beginning of period	$10.69	$10.08	$10.55	$10.87	$9.38	$10.23	$10.24

Income from Investment Operations:
Net investment income	(0.01)	0.21	0.16	0.21	0.15	0.00 [2]	0.22
Net realized and unrealized gain (loss) on investments	0.37	0.78	(0.55)	0.04	1.59	(0.85)	0.17
Total from investment operations	0.36	0.99	(0.39)	0.25	1.74	(0.85)	0.39

Less Distributions:
From net investment income	—	(0.38)	(0.08)	(0.57)	(0.25)	—	(0.40)
From return of capital	—	—	—	(0.00)[2]	—	—	—
Total distributions	—	(0.38)	(0.08)	(0.57)	(0.25)	—	(0.40)

Net assets value, end of period	$11.05	$10.69	$10.08	$10.55	$10.87	$9.38	$10.23

Total return	3.37%[3]	9.97%	(3.71)%	2.27%	18.52%	(8.31)%[3]	3.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,117,102	$1,245,588	$1,339,519	$1,536,383	$1,444,928	$1,217,208	$1,344,079
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[4]	0.27%[5]	0.27%	0.27%	0.26%	0.27%	0.29%[5]	0.27%
Expense Waiver[4]	(0.09)%[5]	(0.09)%	(0.09)%	(0.09)%	(0.09)%	(0.09)%[5]	(0.09)%
Total expenses after expense waiver[4]	0.18%[5]	0.18%	0.18%	0.17%	0.18%	0.20%[5]	0.18%
Net investment income[4]	0.54%[5]	2.35%	1.84%	1.32%	1.36%	0.69%[5]	2.13%
Portfolio turnover rate	0%[3]	3%	21%	20%	4%	3%[3]	10%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.
[2]	Rounds to less than 0.005. ot annualized.
[3]	Not annualized.
[4]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.
[5]	Annualized.

See accompanying Notes to Financial Statements.

43

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

FINANCIAL HIGHLIGHTS - ADVISOR SHARES

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020
Net asset value, beginning of period	$15.58	$13.76	$14.58	$14.35	$11.30	$12.58	$13.02

Income from Investment Operations:
Net investment income	0.05	0.22	0.22	0.18	0.17	0.01	0.25
Net realized and unrealized gain (loss) on investments and foreign currency	1.38	2.37	(0.75)	0.44	3.11	(1.29)	(0.05)
Total from investment operations	1.43	2.59	(0.53)	0.62	3.28	(1.28)	0.20

Less Distributions:
From net investment income	—	(0.47)	(0.14)	(0.37)	(0.10)	—	(0.30)
From net realized gain	—	(0.30)	(0.15)	(0.02)	(0.13)	—	(0.34)
Total distributions	—	(0.77)	(0.29)	(0.39)	(0.23)	—	(0.64)

Net assets value, end of period	$17.01	$15.58	$13.76	$14.58	$14.35	$11.30	$12.58

Total return	9.18%[2]	19.29%	(3.58)%	4.10%	29.08%	(10.17)%[2]	1.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,430,097	$1,391,732	$1,452,741	$1,729,996	$1,628,317	$1,047,842	$1,147,049
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[3]	0.41%[4]	0.42%	0.42%	0.41%	0.42%	0.48%[4]	0.42%
Expense Waiver[3]	(0.14)%[4]	(0.14)%	(0.14)%	(0.14)%	(0.14)%	(0.14)%[4]	(0.13)%
Total expenses after expense waiver[3]	0.27%[4]	0.28%	0.28%	0.27%	0.28%	0.34%[4]	0.29%
Net investment income[3]	0.65%[4]	1.61%	1.62%	1.18%	1.34%	1.38%[4]	1.87%
Portfolio turnover rate	7%[2]	15%	36%	24%	47%	3%[2]	28%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Not annualized.

[3]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

[4]	Annualized.

See accompanying Notes to Financial Statements.

44

ASPIRIANT TRUST

Notes to Financial Statements

September 30, 2024 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company (the “Trust”). The Trust currently consists of the following four portfolios: Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”), which commenced operations on March 29, 2018, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”, together with the Taxable Bond Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on April 4, 2013. All Funds are diversified investment companies under the 1940 Act, except for the Defensive Allocation Fund, which is classified as a non-diversified investment company under the 1940 Act. The Taxable Bond Fund, the Municipal Bond Fund, and the Defensive Allocation Fund have each established, offered and issued only one class of shares. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Funds’ investment objectives are as follows:

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in separately managed accounts (“SMAs”). To achieve its investment objective, under normal market conditions, the Fund invests through underlying funds (“Underlying Funds”) and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam). The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax applicable to corporate or non-corporate shareholders. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in Underlying Funds and may, to a

45

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

1.	ORGANIZATION (Continued)

limited extent, invest in SMAs, which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures listed below, including investments that focus on a specialized asset class (i.e., long-short strategies).

The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

The Board has delegated day-to-day management of the valuation process to the Adviser as the appointed Valuation Designee, which has established a valuation committee to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risks, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Adviser.

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair

46

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

value as determined by the Valuation Designee. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

Futures contracts are valued at the settlement price established each day in the market where such contracts are principally traded. The daily settlement prices for financial futures are provided by an independent source.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the fair value factors provided by an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as other securities listed on exchange.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using each Fund’s percentage share of the NAV of the respective private fund, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

Investments in private companies are typically valued using a variety of methods such as earnings multiples, discounted cash flow and market data from third party pricing services.

Valuations of private funds and private companies (together, “private investments”) are subject to estimates. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. The valuations of private investments are subject to review of the Valuation Designee. The Valuation Designee may establish a systematic fair valuation process for days that the private investments do not provide a value.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

47

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, a fair value determination is made under procedures established by and under the general supervision of the Valuation Designee. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value.

Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Core	$248,094,428	$—	$—	$—	$248,094,428
Opportunistic	24,604,994	—	—	—	24,604,994
Exchange Traded Fund:
Opportunistic	18,070,298	—	—	—	18,070,298
Non-Traded Business Development Company:
Opportunistic	—	—	—	7,319,214	7,319,214
Private Fund:
Opportunistic	—	—	—	8,783,075	8,783,075
Short-Term Investment	8,937,890	—	—	—	8,937,890
Total Investments	$299,707,610	$—	$—	$16,102,289	$315,809,899

There were no transfers into or out of level 3 for the Taxable Bond Fund during the period ended September 30, 2024.

48

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Taxable Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Taxable Bond Fund and their attributes as of September 30, 2024:

Investment Category	Fair Value	Unfunded Commitments		Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Non-Traded Business Development Company Private Credit (a)	$7,319,214	$	N/A	Indefinite	Quarterly	N/A	Subject to quarterly tender offer terms; 5% fund-level gate.

Private Fund - Private Credit (a)	8,783,075		500,000	5 Years (Subject to one year extension)	None	N/A	N/A
	$16,102,289		$500,000

(a)	This category includes funds that focus on senior, floating rate loans to private equity-backed, lower middle-market companies.

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$966,673,735	$—	$—	$966,673,735
Exchange-Traded Funds	144,428,788	—	—	—	144,428,788
Closed-End Mutual Funds	8,853,882	—	—	—	8,853,882
Private Investments:
Private Funds	—	—	—	123,400,417	123,400,417
Private Company	—	—	2,323,537	—	2,323,537
Short-Term Investments	47,861,684	—	—	—	47,861,684
Total Investments	$201,144,354	$966,673,735	$2,323,537	$123,400,417	$1,293,542,043

The following is a summary of the inputs used in valuing the Municipal Bond Fund’s assets and liabilities of other financial instruments that are derivative instruments not reflected in the Schedule of Investments as of September 30, 2024:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Futures Contracts	$(9,518)	$—	$—	$—	$(9,518)
Total	$(9,518)	$—	$—	$—	$(9,518)

49

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a rollforward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning Balance April 1, 2024	Transfers in or out of Level 3	Purchases or Conversions	Sales or Conversions	Net Realized Gain (Loss)	Return of Capital	Change in net Unrealized Appreciation (Depreciation)	Ending Balance September 30, 2024
Private Company	$2,055,081	$—	$—	$—	$—	$—	$268,456	$2,323,537

The change in net unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments that were held as of September 30, 2024 is $268,456.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2024:

Type of Level 3 Investment	Fair Value as of September 30, 2024	Valuation Technique	Unobservable Inputs	Range (Wt. Avg.)
Private Company	$2,323,537	Market Approach	Comparable Company Multiple - EBITDA	9.875x – 11.875x

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of September 30, 2024:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds - Fixed Income Relative-Value (a)	$123,400,417	N/A	Indefinite	Monthly - Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of master fund’s assets
	$123,400,417	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

50

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of September 30, 2024:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
MacKay Municipal Opportunities Fund, LP	7.3%	Fixed Income Relative-Value	The NAV will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Foreign Collective Investment Funds:
Alternative Diversifiers	$148,781,158	$—	$—	$143,473,816	$292,254,974
Open-End Mutual Funds:
Alternative Diversifiers	113,661,455	—	—	—	113,661,455
Core/Alternative Diversifiers	455,227,947	—	—	—	455,227,947
Exchange-Traded Fund:
Real Asset	60,417,607	—	—	—	60,417,607
Private Funds:
Alternative Diversifiers	—	—	—	129,770,487	129,770,487
Core Diversifier	—	—	—	32,571,504	32,571,504
Short-Term Investment	31,616,548	—	—	—	31,616,548
Total Investments	$809,704,715	$—	$—	$305,815,807	$1,115,520,522

There were no transfers into or out of level 3 for the Defensive Allocation Bond Fund during the period ended September 30, 2024.

51

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of September 30, 2024:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Foreign Collective
Investment Fund –
Multi-Strategy (a)	$143,473,816	N/A	Indefinite	Weekly	1 business day	N/A

Private Funds –
Multi-Strategy (a)	129,770,487	N/A	Indefinite	Quarterly- Semi-annual	60-90 calendar days	1) 0%-20% fund-level gate. 2) 5%-12.5% investor-level gate per cycle. 3) Commitment lock-none or first redemption date after 10/1/2024.

Risk Parity (b)	32,571,504	N/A	Indefinite	Monthly	5 business days	N/A
	$305,815,807	N/A

(a)

This category includes the funds that intend to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.

(b)

This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

52

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of September 30, 2024:

Investment Category	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Foreign Collective Investment Fund–
Managed Fund/ Bridgewater Fund Limited	12.8%	Multi-Strategy	The NAV will be the value of all assets of the fund less all of the liabilities of the fund.	Weekly	N/A
Private Fund–
Elliott Associates, LP	5.3%	Multi-Strategy	The NAV will be the value of all assets of the fund less all of the liabilities of the fund.	Semi-annually	1) 20% fund-level gate; 2) 12.5% investor-level gate per cycle; 3) Commitment lock until 10/1/2024.
Millennium International, Ltd. - Class GG	6.3%	Multi-Strategy	The NAV will be the value of all assets of the fund less all of the liabilities of the fund.	Quarterly	5% investor-level gate per cycle.

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock
Bermuda	$1,777,875	$21,110	$—	$—	$1,798,985
Brazil	335,911	—	—	—	335,911
Canada	1,493,054	—	—	—	1,493,054
Cayman Islands	—	2,530,425	—	—	2,530,425
China	—	1,157,973	—	—	1,157,973
Denmark	1,703,892	1,327,887	—	—	3,031,779
France	—	12,158,493	—	—	12,158,493

53

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Germany	$—	$9,081,944	$—	$—	$9,081,944
Guernsey	687,680	—	—	—	687,680
Hong Kong	—	373,372	—	—	373,372
India	1,887,969	1,566,172	—	—	3,454,141
Ireland	6,626,010	1,399,857	—	—	8,025,867
Israel	759,262	—	—	—	759,262
Japan	—	8,508,046	—	—	8,508,046
Korea	—	197,694	—	—	197,694
Luxembourg	1,076,088	—	—	—	1,076,088
Netherlands	2,662,117	1,773,527	—	—	4,435,644
Singapore	1,622,726	586,361	—	—	2,209,087
South Korea	62,607	—	—	—	62,607
Spain	—	2,625,562	—	—	2,625,562
Sweden	—	1,329,487	—	—	1,329,487
Switzerland	1,067,622	7,427,490	—	—	8,495,112
Taiwan	2,937,867	8,361,751	—	—	11,299,618
United Kingdom	283,103	20,066,862	—	—	20,349,965
United States	218,851,639	—	—	—	218,851,639
Exchange-Traded Funds	186,952,656	—	—	—	186,952,656
Foreign Collective Investment Fund	88,694,236	—	—	—	88,694,236
Open-End Mutual Funds	610,900,938	—	—	—	610,900,938
Private Funds	—	—	—	176,510,600	176,510,600
Short-Term Investments	44,230,328	4,000,000	—	—	48,230,328
Total Investments	$1,174,613,580	$84,494,013	$—	$176,510,600	$1,435,618,193

There were no transfers into or out of level 3 for the Equity Allocation Fund during the period ended September 30, 2024.

54

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of September 30, 2024:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds -
Long/Short Equity (a)	$176,510,600	N/A	Indefinite	Monthly	45 Days - 2 Months	1) 0%-20% fund-level gate. 2) N/A- 12 month lock-up.
	$176,510,600	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of September 30, 2024:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	8.6%	Long/Short Equity	The NAV will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

(c)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Distributions received from private funds are recorded on the effective date, based on the character determined by the private fund. Return of capital or security distributions received from private funds and securities are accounted for as a reduction to cost. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

55

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(d)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on September 30, 2024.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(e)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. As collateral, the Funds receive cash (“Cash Collateral”) or securities, such as various government securities or common stocks listed on certain indices (“Non-Cash Collateral”) in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of collateral received is maintained at a minimum level of 102% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Cash collateral is reinvested in money market funds and, with other entities participating in the securities lending program, in short term securities including overnight repurchase agreements, time deposits, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates). The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that they may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments received as collateral from the borrower.

56

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Securities Lending (Continued)

For the six months ended September 30, 2024, the Taxable Bond Fund, Municipal Bond Fund and Defensive Allocation Fund had not participated in a securities lending program. The Equity Allocation Fund’s securities on loan were appropriately collateralized at September 30, 2024. Cash Collateral received as part of the Equity Allocation Fund’s securities lending program was invested in the following securities as of September 30, 2024:

Description	Par	Value
Invesco Government & Agency Portfolio, Institutional Class, 4.92%, 10/1/2024*	$6,923,501	$6,923,501
Repurchase Agreement with TD Prime Services, LLC., 4.93%, 10/1/2024* #	4,000,000	4,000,000
Total	$10,923,501	$10,923,501

*	The rate shown is the annualized 7-day yield as of September 30, 2024.

#	The repurchase agreements are collateralized by U.S. Treasury Securities in the amount of $4,400,604.

As of September 30, 2024, the Equity Allocation Fund held Non-Cash Collateral in the amount of $6,481,759 which consisted of U.S. Treasury Securities.

The Equity Allocation Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the six months ended September 30, 2024, the Equity Allocation Fund paid $15,519 to JPM from securities lending revenue.

(f)	Distributions to Shareholders

The Taxable Bond Fund and Municipal Bond Fund intend to pay dividends from net investment income at least quarterly. The Defensive Allocation Fund and Equity Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of their net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(g)	Amortization

Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date.

57

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(h)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(i)	Commitments and Contingencies

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(j)	Derivatives

Futures Contracts – The Municipal Bond Fund invests in futures contracts for purpose of hedging its existing portfolio securities or securities the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Fund only enters into futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system.

A futures contract is an agreement between two parties to buy and sell a security, index or interest rate (each a “financial instrument”) for a set price on a future date. Certain futures contracts, such as futures contracts relating to individual securities, call for making or taking delivery of the underlying financial instrument. However, these contracts generally are closed out before delivery by entering into an offsetting purchase or sale of a matching futures contract. Other futures contracts, such as futures contracts on indices or interest rates, do not call for making or taking delivery of the underlying financial instrument, but rather are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the financial instrument at the close of the last trading day of the contract and the price at which the contract was originally written. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). These contracts also may be settled by entering into an offsetting futures contract.

The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

(k)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

58

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(k)	Federal Income Taxes (Continued)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years. As of and during the six months ended September 30, 2024, the Funds did not record a liability for any tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Market Risks

Due to market conditions, the value of the Funds’ investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally, the value of Funds’ investments, and overall performance of the Funds.

(m)	Non-Diversification Risk

Defensive Allocation Fund is considered non-diversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular issuer held by the Fund may affect its value more than if it invested in a larger number of issuers and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

59

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Taxable Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.25% of the Taxable Bond Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.25% to 0.08% through July 31, 2025. The advisory fee waiver is not subject to recoupment. During the six months ended September 30, 2024, the Adviser waived $250,675 of its advisory fee for the Taxable Bond Fund.

Under the Administration Agreement, the Taxable Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Prior to August 1, 2024, the Adviser had contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. Effective August 1, 2024, the contractual waiver was adjusted to 0.06% of average daily net assets resulting in a net administrative services fee of 0.04% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2024, the Adviser waived $98,539 under the Administration Agreement.

Municipal Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.27% of the Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.27% to 0.21% through July 31, 2025. The advisory fee waiver is not subject to recoupment. For the six months ended September 30, 2024, the Adviser waived $380,999 of its advisory fee for the Municipal Bond Fund.

Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Prior to August 1, 2024, the Adviser had contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. Effective August 1, 2024, the contractual waiver was adjusted to 0.06% of average daily net assets resulting in a net administrative services fee of 0.04% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2024, the Adviser waived $425,034 under the Administration Agreement.

Defensive Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.10% of the Defensive Allocation Fund’s average daily net assets.

Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Prior to August 1, 2024, the Adviser had contractually agreed to waive expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.01% of average daily net assets. Effective August 1, 2024, the contractual waiver was adjusted to 0.08% of average daily net assets resulting in a net administrative services fee of 0.02% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2024, the Adviser waived $500,046 under the Administration Agreement.

Equity Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.24% of the Equity Allocation Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.24% to 0.16% through July 31, 2025. The advisory fee waiver is not subject to recoupment. During the six months ended September 30, 2024, the Adviser waived $554,149 of its advisory fee for the Equity Allocation Fund.

60

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.06% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.04% of average daily net assets. Effective August 1, 2024, the contractual waiver was adjusted to 0.05% of average daily net assets resulting in a net administrative services fee of 0.05% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2024, the Adviser waived $394,447 under the Administration Agreement.

(b)	Sub-Advisory Fees

Allspring Global Investments, LLC, MacKay Shields, LLC and Nuveen Asset Management, LLC serve as the sub-advisers of the Municipal Bond Fund. Aperio Group, LLC, Grantham, Mayo, Van Otterloo & Co. LLC and Wellington Management Company LLP serve as the sub-advisers of the Equity Allocation Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general Fund management; supervising the maintenance of each individual Fund’s general ledger, the preparation of the Funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee receives an annual retainer. Effective April 1, 2024, the annual retainer is $90,000. The Chair of the Board is paid an additional $5,000 per year. Each Trustee also receives $2,000 for each telephonic meeting that he or she attends, plus reimbursement of related expenses. Each Trustee who is a member of the Audit Committee is paid an additional $2,000 per year. The Chair of the Audit Committee is paid an additional $8,000 per year.

61

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

4.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2024, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Taxable Bond Fund	$59,018,001	$—	$—	$—
Municipal Bond Fund	15,409,333	—	170,167,477	108,011,571
Defensive Allocation Fund	4,556,585	126,555,892	—	—
Equity Allocation Fund	91,863,394	145,187,029	—	—

5.	INVESTMENTS IN AFFILIATED ISSUERS

As of September 30, 2024, certain of the Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity during the period ended September 30, 2024) is shown below:

Investment	Shares 3/31/2024	Shares 9/30/2024	Fair Value 3/31/2024	Purchases	Proceeds From Sales or Other Dispositions	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 9/30/2024	Dividend Income
Defensive Allocation Fund
GMO Benchmark-Free Allocation Fund - Class IV	14,682,683	12,042,362	$392,468,113	$—	$(70,000,000)	$(3,203,524)	$15,151,804	$334,416,393	$713,658
GMO Equity Dislocation Investment Fund - Class A	4,019,679	3,949,084	90,804,536	414,303	(2,000,000)	78,306	(2,259,327)	87,037,818	414,303
Lazard Rathmore Alternative Fund - Class E	584,773	566,140	60,957,452	—	(1,999,950)	161,366	2,624,472	61,743,340	—
Managed Fund/Bridgewater Fund Limited	1,698,208	1,698,208	150,567,911	—	—	—	(7,094,095)	143,473,816	—
Total Defensive Allocation Affiliated Investments			$694,798,012	$414,303	$(73,999,950)	$(2,963,852)	$8,422,854	$626,671,367	$1,127,961

Equity Allocation Fund
GMO Equity Dislocation Investment Fund - Class A	4,006,019	4,024,239	$90,495,978	$413,485	$—	$—	$(2,215,227)	$88,694,236	$413,485
Total Equity Allocation Affiliated Investments			$90,495,978	$413,485	$—	$—	$(2,215,227)	$88,694,236	$413,485

62

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

6.	OTHER DERIVATIVE INFORMATION

The quarterly average notional value for short futures contracts for the Municipal Bond Fund during the six months ended September 30, 2024 was $(1,376,958), which is indicative of the volume of activity during the year. The effects of these derivative instruments on the Municipal Bond Fund’s financial performance by risk category during the six months ended September 30, 2024 are reflected in the Statement of Operations and are presented in the table below. The values of derivative instruments as of September 30, 2024 by risk category are as follows:

Primary Underlying Risk	Notional Value Outstanding		Derivative Assets (Liabilities)
Interest Rate
Short Futures Contracts	$(4,140,391	)*	$(9,518)

Primary Underlying Risk	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest Rate
Short Futures Contracts	$3,895	$(9,518)

*

Amount represents the Notional Value at September 30, 2024. The unrealized appreciation/(depreciation) listed on the Statement of Assets and Liabilities represents the difference between the Notional Value at the time of purchases versus the Notional Value at September 30, 2024.

7.	FEDERAL TAX INFORMATION

At September 30, 2024, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Aspiriant Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
Cost of investments	$325,030,609	$1,294,271,664	$1,009,618,730	$1,051,719,956

Gross unrealized appreciation	$7,682,279	$29,813,849	$428,188,318	$78,904,079
Gross unrealized depreciation	(17,468,346)	(30,543,470)	(2,188,855)	(14,712,917)

Net unrealized appreciation/(depreciation) on investments	$(9,786,067)	$(729,621)	$425,999,463	$64,191,162

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on investment transactions.

63

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

7.	FEDERAL TAX INFORMATION (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal tax year ended February 29, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings/(losses) as follows:

	Increase/(Decrease)
	Paid-In Capital	Total Distributable Earnings/(Losses)
Taxable Bond Fund	$—	$—
Municipal Bond Fund	(141,212)	141,212
Defensive Allocation Fund	—	—
Equity Allocation Fund	68,666	(68,666)

As of February 29, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Taxable Bond Fund	Municipal Bond Fund	Defensive Allocation Fund	Equity Allocation Fund
Undistributed ordinary income	$2,234,481	$1,198,544	$11,445,575	$—
Undistributed tax-exempt income	—	6,060,504	—	—
Undistributed long-term capital gains	—	—	—	29,999,852
Tax Accumulated earnings	2,234,481	7,259,048	11,445,575	29,999,852
Accumulated capital and other losses	(10,356,306)	(34,289,200)	(22,589,925)	(31,022)
Unrealized appreciation/(depreciation) on investments	(21,252,012)	(18,517,190)	13,257,240	325,655,809
Unrealized appreciation on foreign currency	—	—	—	8,685
Total distributable earnings/(losses)	$(29,373,837)	$(45,547,342)	$2,112,890	$355,633,324

The tax character of distributions is disclosed for each Fund’s tax year, not the fiscal year, as it represents final and accurate information.

64

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

7.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Taxable Bond Fund during the fiscal tax years ended February 29, 2024 and February 28, 2023, is as follows:

	Year Ended February 29, 2024	Year Ended February 28, 2023
Distributions paid from:
Ordinary Income	$11,031,492	$7,786,381
Net long-term capital gains	—	79,185
Total taxable distributions	11,031,492	7,865,566
Total distributions paid	$11,031,492	$7,865,566

The tax character of the distributions paid by the Municipal Bond Fund during the years ended February 29, 2024 and February 28, 2023, is as follows:

	Year Ended February 29, 2024	Year Ended February 28, 2023
Distributions paid from:
Ordinary Income	$2,815,749	$624,545
Net long-term capital gains	—	991,579
Total taxable distributions	2,815,749	1,616,124
Tax-exempt dividends	36,088,407	33,344,967
Total distributions paid	$38,904,156	$34,961,091

The tax character of the distributions paid by the Defensive Allocation Fund during the years ended February 29, 2024 and February 28, 2023, is as follows:

	Year Ended February 29, 2024	Year Ended February 28, 2023
Distributions paid from:
Ordinary Income	$48,454,401	$10,301,397
Total taxable distributions	48,454,401	10,301,397
Total distributions paid	$48,454,401	$10,301,397

65

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2024 (Unaudited)

7.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Equity Allocation Fund during the years ended February 29, 2024 and February 28, 2023, is as follows:

	Year Ended February 29, 2024	Year Ended February 28, 2023
Distributions paid from:
Ordinary Income	$44,904,951	$15,219,840
Net long-term capital gains	29,921,086	16,206,414
Total taxable distributions	74,826,037	31,426,254
Total distributions paid	$74,826,037	$31,426,254

As of February 29, 2024 the Defensive Allocation Fund utilized $5,959,579 of capital loss carryforwards to offset current year capital gains.

As of February 29, 2024, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term
Taxable Bond Fund	$18,277	$10,338,029
Municipal Bond Fund	16,122,970	18,166,230
Defensive Allocation Fund	16,961,953	5,627,972

8.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

66

ASPIRIANT TRUST

Form N-CSR Item 8 - 11

September 30, 2024 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact.
Not applicable.

[ THIS PAGE INTENTIONALLY LEFT BLANK ]

[ THIS PAGE INTENTIONALLY LEFT BLANK ]

[ THIS PAGE INTENTIONALLY LEFT BLANK ]

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND
(Ticker RMTBX)

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

(Ticker RMMBX)

ASPIRIANT DEFENSIVE ALLOCATION FUND

(Ticker RMDFX)

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Advisor Shares (Ticker RMEAX)

Each, a series of Aspiriant Trust

INVESTMENT ADVISER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS

Aperio Group, LLC
Three Harbor Drive, Suite 204
Sausalito, CA 94965

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

Allspring Global Investments, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

MacKay Shields, LLC
1345 Avenue of the Americas
New York, NY 10105

Grantham, Mayo, Van Otterloo & Co. LLC
53 State Street, 33rd Floor
Boston, MA 02109

AUDITOR

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

CUSTODIAN

JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.  Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)  (1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.  Not applicable to semi-annual reports.

(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to semi-annual reports.

(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(4)	Any written solicitation to purchase securities under Rule 23c-1. Not applicable.

(5)	Change in Registrant’s independent public accountant. Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	12/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	12/9/2024

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	12/9/2024